               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 29                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4025

     Amendment No. 30                                                 [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY MUNICIPAL TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: October 1, 2000

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on October 1, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

                                                                  New York Municipal Money Market Fund
                                                                   Florida Municipal Money Market Fund
                                                              Florida Intermediate-Term Municipal Fund
                                                              Arizona Intermediate-Term Municipal Fund

                                                                                       OCTOBER 1, 2000
                                                                                        INVESTOR CLASS

            THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
   DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
                                                                                              A CRIME.

                                FUNDS DISTRIBUTOR, INC. AND AMERICAN CENTURY INVESTMENT SERVICES, INC.
                                                                                          DISTRIBUTORS

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand
Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the FUNDS.

An Overview of the FUNDS - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the FUNDS performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the FUNDS section.

As you continue to read, the Management section will acquaint you with the fund management TEAM, and
Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an
Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9
a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

                                            Sincerely,

                                            Mark Killen
                                            Senior Vice President
                                            American Century Investment Services, Inc.

Callout
Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Funds

What are the funds' investment objectives?
These funds seek high current income and investment returns that are exempt from federal income tax and taxes imposed by New York (both city and state), Florida or Arizona.

What are the funds' primary investment strategies and principal risks?
The fund managers invest most of the funds' assets in debt securities issued by cities, counties and other municipalities, and U.S. territories. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

Fund                                Primary Investments                   Principal Risks
New York Municipal Money Market     High-quality, very short-term         New York economic risk
                                    debt securities                       Low credit risk

Florida Municipal Money Market      High-quality, very short-term         Florida economic risk
                                    debt securities                       Some credit risk

Florida Intermediate-Term Municipal Quality debt securities that          Florida economic risk
                                    mature in five to 10 years            Credit risk
                                                                          Interest rate risk

Arizona Intermediate-Term Municipal Quality debt securities that          Arizona economic risk
                                    mature in five to 10 years            Credit risk
                                                                          Interest rate risk

As with all funds, your shares may be worth more or less at any given time than the price you paid.
As a result, it is possible to lose money by investing in the funds.

Who may want to invest in the funds?
The funds may be a good investment if you are
o  a New York, Florida or Arizona resident or taxpayer
o  seeking current tax-free income
o  comfortable with risk based on New York's, Florida's or Arizona's economy
o  comfortable with the funds' other investment risks
o  seeking diversification by investing in a fixed-income mutual fund

Who may not want to invest in the funds?
The funds may not be a good investment if you are
o  investing in an IRA or other tax-advantaged retirement plan
o  investing for long-term growth
o  looking for the added security of FDIC insurance

Callout
Debt securities include fixed-income investments such as notes, bonds, commercial paper and debentures.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

Fund Performance History
As a new fund, New York Municipal's performance history is not available as of the date of this
Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

Fund Performance History

Florida Municipal Money Market Fund

Annual Total Returns(1)
The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. New York Municipal Money Market is not included because it does not yet have a full calendar year of performance.

1999--2.94%

1 As of June 30, 2000, Florida Municipal Money Market's year-to-date return was 1.80%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                         Highest                      Lowest
Florida Municipal Money Market           1.06% (2Q 1995)              0.63% (1Q 1999)

Average Annual Returns
The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an index of an independently selected universe of funds that feature an investment objective similar to the fund's and is included in the table for performance comparison.

For the calendar year ended December 31, 1999                          1 year     5 years      Life
of Fund(1)
Florida Municipal Money Market                                         2.94%      3.44%        3.42%
Lipper Other States Tax-Exempt Money Market Funds    2.77%             3.16%      3.13%(2)

1 The inception date for the fund is April 11, 1994.
2 Since April 30, 1994, the date closest to the fund's inception for which data are available.

Callout
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

Fund Performance History

Florida Intermediate-Term Municipal Fund

Annual Total Returns(1)
The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

1999---0.59%

1 As of June 30, 2000, Florida Intermediate-Term Municipal's year-to-date return was 3.66%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                            Highest                Lowest
Florida Intermediate-Term Municipal         5.06% (1Q 1995)        -1.63% (2Q 1999)

Average Annual Returns
The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999        1 year            5 years  Life of Fund(1)
Florida Intermediate-Term Municipal                  -0.59%            6.15%    5.57%
Lehman 5-Year General Obligation Bond                0.71%             5.80%    5.25%(2)

1 The inception date for Florida Intermediate-Term Municipal is April 11, 1994.
2 Since April 30, 1994, the date closest to the fund's inception for which data are available.

Callout
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

Fund Performance History

Arizona Intermediate-Term Municipal Fund

Annual Total Returns(1)
The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

1999--0.94%

1 As of June 30, 2000, Arizona Intermediate-Term Municipal's year-to-date return was 3.85%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                               Highest             Lowest
Arizona Intermediate-Term Municipal            4.60% (1Q 1995)     -1.63% (2Q 1999)

Average Annual Returns
The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999        1 year       5 years         Life of Fund(1)
Arizona Intermediate-Term Municipal                  -0.94%       5.65%           5.29%
Lehman 5-Year General Obligation Bond                0.71%        5.80%           5.25%(2)

1 The inception date for Arizona Intermediate-Term Municipal is April 11, 1994.
2 Since April 30, 1994, the date closest to the fund's inception for which data are available.

Callout
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges
o  to buy fund shares directly from American Century
o  to reinvest dividends in additional shares
o  to exchange into the Investor Class shares of other American Century funds
o  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                                            Management        Distribution and      Other       Total Annual Fund
                                            Fee(1)            Service (12b-1) Fees  Expenses    Operating Expenses
New York Municipal Money Market             0.50%             None                  0.01%(2)    0.51%
Florida Municipal Money Market              0.49%             None                  0.01%(3)    0.50%
Florida Intermediate-Term Municipal         0.50%             None                  0.01%(3)    0.51%
Arizona Intermediate-Term Municipal         0.50%             None                  0.01%(3)    0.51%

1   Based on expenses  incurred  during the funds' most recent fiscal year.  The funds have stepped fee  schedules.  As a result,  the funds'  management fee rate generally decreases as fund assets increase.

2   Other  expenses,   which  include  the  fees  and  expenses  of  the  fund's
    independent trustees,  their legal counsel and interest,  are expected to be
    0.01% for the current fiscal year.

3   Other  expenses  include  the fees and  expenses  of the funds'  independent trustees, their legal counsel and interest.

Examples
The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .
o  invest $10,000 in the fund
o  redeem all of your shares at the end of the periods shown below
o  earn a 5% return each year
o  incur the same operating expenses as shown above
 . . . your cost of investing in the fund would be:

                                       1 year       3 years      5 years      10 years
New York Municipal Money Market        $52          $163         $285         $640
Florida Municipal Money Market         $51          $160         $279         $627
Florida Intermediate-Term Municipal    $52          $163         $285         $640
Arizona Intermediate-Term Municipal    $52          $163         $285         $640

Callout
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Objectives, Strategies and Risks

New York Municipal Money Market Fund

What are the fund's investment objectives?
New York Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the New York tax.

How does the fund pursue its investment objectives?
The fund managers buy cash-equivalent, high-quality debt securities with interest payments exempt from federal, New York state and New York City income taxes. Cities, counties and other municipalities in New York and U.S. territories (such as Puerto Rico) usually issue these securities for public projects, such as schools and roads.
The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from federal, New York state and New York City income taxes, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in New York and U.S. territories
(such as Puerto Rico) usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

What are the principal risks of investing in the funds?
Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.
Because the fund invests primarily in New York municipal securities, it will be sensitive to events that affect New York's economy. New York Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

Callout
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A high-quality debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

Florida Municipal Money Market Fund

What are the fund's investment objectives?
Florida Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

How does the fund pursue its investment objectives?
The fund managers buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax and the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.
The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax and from the Florida intangible personal property tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.
Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.
You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?
Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.
Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

Callout
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A high-quality debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

Florida Intermediate-Term Municipal Fund

What are the fund's investment objectives?
Florida Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

How does the fund pursue its investment objectives?
The fund managers buy intermediate-term, quality debt securities with interest payments exempt from federal income tax and the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.
The fund managers also may buy intermediate-term, quality debt securities with interest payments exempt from federal income tax and the Florida intangible personal property tax, but are not necessarily exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.
The fund managers also may use futures contracts and options to pursue the fund's investment objectives.
In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.
The fund managers attempt to keep the weighted average maturity of the fund between five and 10 years.
Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.
You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?
When interest rates change, the fund's share value will be affected. When interest rates rise, the fund's share value will usually decline. The opposite is usually true when interest rates decline.
The interest rate risk is higher for Florida Intermediate-Term Municipal than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.
The fund may invest part of its assets in securities rated in the lowest investment-grade category
(for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.
Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.
As with all funds, at any given time the value of your shares of Florida Intermediate-Term Municipal may be worth more or less than the price you paid. As a result, it is possible to lose money by investing in the fund.

Callout
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A quality debt security is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

Weighted average maturity is a tool that the fund managers use to approximate a fund's interest rate sensitivity. For more information, see Weighted Average Maturity this Prospectus.

Arizona Intermediate-Term Municipal Fund

What are the fund's investment objectives?
Arizona Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

How does the fund pursue its investment objectives?
The fund managers buy intermediate-term, quality debt securities with interest payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.
The fund managers also may buy intermediate-term, quality debt securities with interest payments exempt from federal and Arizona income taxes, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.
The fund managers also may use futures contracts and options to pursue the fund's investment objectives.
In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.
The fund managers attempt to keep weighted average maturity of the fund between five and 10 years.
Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.
You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?
When interest rates change, the fund's share value will be affected. When interest rates rise, the fund's share value will usually decline. The opposite is usually true when interest rates decline.
The interest rate risk is higher for Arizona Intermediate-Term Municipal than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.
The fund may invest part of its assets in securities rated in the lowest investment-grade category
(for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.
Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.
As with all funds, at any given time the value of your shares of Arizona Intermediate-Term Municipal may be worth more or less than the price you paid. As a result, it is possible to lose money by investing in the fund.

Callout
Income from the funds may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A quality debt security is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

Weighted average maturity is a tool that the fund managers use to approximate a fund's interest rate sensitivity. For more information, see Weighted Average Maturity in this Prospectus.

Basics of Fixed-Income Investing

Debt Securities
When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by
o  determining which securities help a fund meet its maturity requirements
o  identifying securities that satisfy a fund's credit quality standards
o  evaluating the current economic conditions and assessing the risk of inflation
o  evaluating special features of the securities that may make them more or less attractive

Weighted Average Maturity
Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.
Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                              Amount of        Percent of    Remaining       Weighted
                              Security Owned   Portfolio     Maturity        Maturity
Debt Security A               $100,000         25%           2.74 years      .69 years
Debt Security B               $300,000         75%           27.40 years     20.55 years
Weighted Average Maturity                                                    21.23 years

Types of Risk
The basic types of risk that the funds face are described below.

Interest Rate Risk
Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.
Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance. This sensitivity to interest rate changes is called interest rate risk.
The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund.
When rates fall, the opposite is true.

Callout
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

Weighted average maturity is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

When interest rates change, longer maturity bonds generally experience a greater change in price.
The following table shows the likely effect of a 1% increase in interest rates on the price of 7%
coupon bonds of differing maturities:

Remaining Maturity      Current Price       Price after 1% Increase     Change in Price
1 year                  $100.00             $99.06                       -0.94%
3 years                 $100.00             $97.38                       -2.62%
10 years                $100.00             $93.20                       -6.80%
30 years                $100.00             $88.69                      -11.31%

Credit Risk
Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.
The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.
The following chart shows the authorized credit quality ranges for the funds offered by this
Prospectus.

Insert Credit Quality chart

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered investment grade. Although they are considered investment grade, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see Explanation of Fixed-Income Securities Ratings in the Statement of Additional
Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk
Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

Callout
Credit quality may be lower when the issuer has

o a high debt level

o a short operating history

o a senior level of debt

o a difficult, competitive environment

o a less stable cash flow

The Statement of Additional Information provides a detailed description of these securities ratings.

A Comparison of Basic Risk Factors
The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                    Interest Rate              Credit        Liquidity
                                    Risk          Risk         Risk
New York Municipal Money Market     Lowest        Lowest       Lowest
Florida Municipal Money Market      Lowest        Lowest       Lowest
Florida Intermediate-Term Municipal Medium        Medium       Medium
Arizona Intermediate-Term Municipal Medium        Medium       Medium

The funds engage in a variety of investment techniques as they pursue their investment objectives.
Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional
Information before making an investment.

Management

Who manages the funds?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

The Board of Trustees
The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor
The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri
64111.
The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.
For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.
New York Municipal Money Market will pay the advisor an investment category fee rate of 0.2700% of the first $1 billion of average net assets, 0.2270% of the next $1 billion, 0.1860% of the next $3 billion, 0.1690% of the next $5 billion, 0.1580% of the next $15 billion, 0.1575% of the next $25 billion, and 0.1570% thereafter. In addition to the investment category fee, New York Municipal
Money Market will pay the advisor a complex fee based on the total assets the advisor manages at a rate of 0.3100% of the first $2.5 billion of average net assets, 0.3000% of the next $7.5 billion,
0.2985% of the next $15 billion, 0.2970% of the next $25 billion, 0.2960% of the next $50 billion,
0.2950% of the next $100 billion, 0.2940% of the next $100 billion, 0.2930% of the next $200 billion, 0.2920% of the next $250 billion, 0.2910% of the next $500 billion, and 0.2900% thereafter.
The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets
for the Fiscal Year Ended May 31, 2000
Florida Municipal Money Market                                                  0.49%
Florida Intermediate-Term Municipal                                             0.50%
Arizona Intermediate-Term Municipal                                             0.50%

The Fund Management Team
The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.
The portfolio managers who lead the investment teams are identified below.

Bryan E. Karcher
Mr. Karcher, Vice President and Portfolio Manager, has been a member of the team that manages
Florida Municipal Money Market since June 1995 and the New York Municipal Money Market team since its inception. He joined American Century in July 1989 and has been a Portfolio Manager since June
1995. He holds a bachelor's degree in economics from the University of California - Los Angeles. He is a Chartered Financial Analyst.

Kenneth M. Salinger
Mr. Salinger, Portfolio Manager, has been a member of the team that manages Arizona
Intermediate-Term Municipal since June 1998 and the team that manages Florida Intermediate-Term
Municipal since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California - San Diego. He is a Chartered Financial
Analyst.

Callout

Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of
Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of
Trustees may change any other policies and investment strategies.

Investing with American Century

Services Automatically Available to You
You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing.

Conducting Business in Writing
If you prefer to conduct business in writing only, you can indicate this on the account application.
If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account

By telephone
Investor Relations
1-800-345-2021
Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533
Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American
Century account.

Exchange shares
Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

Make additional investments
Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

Sell shares
Call an Investor Relations Representative.

Online
www.americancentury.com

Open an account
If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another
American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

Sell shares
Not available.

By mail or fax
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

Open an account
Send a signed, completed application and check or money order payable to American Century
Investments.

Exchange shares
Send us written instructions to exchange your shares from one American Century account to another.

Make additional investments
Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

Sell shares
Send us written instructions or a redemption form to sell shares. Call an Investor Relations
Representative to request a form.

A Note about Mailings to Shareholders
To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

Your Guide to Services and Policies
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

Automatically

Open an account
Not available.

Exchange shares
Send us written instructions to set up an automatic exchange of your shares from one American
Century account to another.

Make additional investments
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
If you have at least $10,000 in your account, you may sell shares automatically by establishing
Check-A-Month or Automatic Redemption plans.

By wire

+    Please remember that if you
     request redemptions by wire,
     $10 will be deducted from the
     amount redeemed. Your bank also
     may charge a fee.

Open an account
Call us to set up your account or mail a completed application to the address provided in the By mail section and give your bank the following information.
o Our bank information:
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. 2804918
o The fund name
o Your American Century account number*
o Your name
o The contribution year (for IRAs only)

* For additional investments only

Make additional investments
Follow the wire instructions provided in the Open an account section.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

In person

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                               4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday        8 a.m. to 6 p.m., Monday - Friday
8 a.m. to noon, Saturday

1665 Charleston Road                        9445 East County Line Road, Suite A
Mountain View, California                   Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 6 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

Minimum Initial Investment Amounts(1)

                                                  Florida Municipal
                                                  Money Market and
                                                  New York Municipal
To open an account the minimum investments are as follows:               Money Market   Other Funds
Individual or Joint                               $2,500                 $5,000
UGMA/UTMA                                         $2,500                 $5,000

1 The funds in this Prospectus are not available for retirement accounts.

Redemption of Shares in Low-Balance Accounts
If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.
Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.
We will value these securities in the same manner as we do in computing the fund's net asset value.
We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.
IF YOUR REDEMPTION WOULD EXCEED THIS LIMIT AND YOU WOULD LIKE TO AVOID BEING PAID IN SECURITIES,
PLEASE PROVIDE US WITH AN UNCONDITIONAL INSTRUCTION TO REDEEM AT LEAST 15 DAYS PRIOR TO THE DATE ON
WHICH THE REDEMPTION TRANSACTION IS TO OCCUR. THE INSTRUCTION MUST SPECIFY THE DOLLAR AMOUNT OR
NUMBER OF SHARES TO BE REDEEMED AND THE DATE OF THE TRANSACTION. THIS MINIMIZES THE EFFECT OF THE
REDEMPTION ON THE FUND AND ITS REMAINING SHAREHOLDERS.

Investing through Financial Intermediaries
If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
o  minimum investment requirements
o  exchange policies
o  fund choices
o  cutoff time for investments
Please contact your financial intermediary for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances,
American Century will pay the service provider a fee for performing those services.
Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.
American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

Callout
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Share Price and Distributions

Share Price
American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the
NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.
If current market prices of securities owned by a fund (except New York Municipal Money Market and
Florida Municipal Money Market) are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. The portfolio securities of the money market funds are valued at amortized cost. This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the funds' shareholders.
We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities.
Each money market fund declares and pays distributions from net income daily. Each of the other funds declares distributions from net income daily and pays these distributions monthly. Each fund
(except New York Municipal Money Market and Florida Municipal Money Market) generally pays distributions of capital gains, if any, once a year usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.
Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions in additional shares unless you elect to receive them in cash. Please consult our services guide for further information regarding distributions and your distribution options.

Callout
The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Taxes

Tax-Exempt Income
Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. Distributions from New York Municipal Money Market and Arizona
Intermediate-Term Municipal also will be exempt from New York and Arizona income taxes, respectively. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax. Additionally, fund shares of Florida Municipal Money Market and
Florida Intermediate-Term Municipal also will generally be exempt from the Florida intangible personal property tax.
The funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income
The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are
o  Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.
o  Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.
o  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Type of Distribution              Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
Short-term capital gains          Ordinary income rate      Ordinary income rate
Long-term capital gains           10%                       20%

The tax status of any distribution of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distribution in additional shares or take them in cash. For taxable accounts, American
Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).
Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Callout
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. Also, any loss realized upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and pay 31% of dividends, distributions, capital gains distributions and redemptions to the IRS.

Financial Highlights

Understanding the Financial Highlights
The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, each table includes as appropriate
o  share price at the beginning of the period
o  investment income and capital gains or losses
o  distributions of income and capital gains paid to shareholders
o  share price at the end of the period
Each table also includes some key statistics for the period as appropriate
o  Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
o  Expense Ratio - operating expenses as a percentage of average net assets
o  Net Income Ratio - net investment income as a percentage of average net assets
o  Portfolio Turnover - the percentage of the fund's buying and selling activity
The Financial Highlights for the fiscal years ended May 31, 2000, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds'
annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

Florida Municipal Money Market Fund

Investor Class

For a Share Outstanding Throughout the Years Ended May 31
Per-Share Data
                                                      2000          1999          1998         1997          1996
------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                   $1.00        $1.00         $1.00        $1.00         $1.00
------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                                 0.03         0.03          0.03         0.03          0.04
------------------------------------------------------------------------------------------------------
Distributions
  From Net Investment Income                           (0.03)       (0.03)        (0.03)       (0.03)        (0.04)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $1.00        $1.00         $1.00        $1.00         $1.00
======================================================================================================
  Total Return(1)                                       3.30%        2.92%         3.31%        3.55%         3.86%

Ratios/Supplemental Data
                                                      2000          1999          1998         1997          1996
------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to
Average Net Assets (Before Expense Waiver)              0.50%         0.50%         0.53%        0.66%         0.71%
Ratio of Operating Expenses
to Average Net Assets                                   0.50%         0.50%         0.51%        0.12%         0.01%
Ratio of Net Investment Income to
Average Net Assets (Before Expense Waiver)              3.26%         2.88%         3.23%        2.94%         3.05%
Ratio of Net Investment Income
to Average Net Assets                                   3.26%         2.88%         3.25%        3.48%         3.75%
Net Assets, End of Period (in thousands)              $84,902       $87,509      $109,684    $112,129        $99,993

1 Total return assumes reinvestment of dividends and capital gains distributions, if any.

Florida Intermediate-Term Municipal Fund

Investor Class

For a Share Outstanding Throughout the Years Ended May 31
Per-Share Data
                                                      2000          1999          1998         1997          1996
------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                      $10.50       $10.56      $10.34      $10.18       $10.30
Income From Investment Operations
  Net Investment Income                                 0.45         0.44          0.45         0.46          0.52
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                           (0.41)        0.05          0.38         0.20         (0.08)
------------------------------------------------------------------------------------------------------
  Total From Investment Operations                      0.04         0.49          0.83         0.66          0.44
Distributions
  From Net Investment Income                           (0.45)       (0.44)        (0.45)       (0.46)        (0.52)
  From Net Realized Capital Gains                      --           (0.11)        (0.16)       (0.04)          (0.04)
------------------------------------------------------------------------------------------------------
  In Excess of Net Realized Gains
  on Investment Transactions                           (0.01)        --           --            --              --                                           --
------------------------------------------------------------------------------------------------------
  Total Distributions                                  (0.46)       (0.55)        (0.61)       (0.50)        (0.56)
Net Asset Value, End of Period                        $10.08       $10.50        $10.56       $10.34        $10.18
======================================================================================================
  Total Return(1)                                       0.49%        4.71%         8.20%        6.63%         4.34%

Ratios/Supplemental Data
                                                      2000          1999          1998         1997          1996
------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets                                       0.51%        0.51%       0.54%       0.65%        0.13%
Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)                      0.51%         0.51%         0.58%        0.86%         0.88%
Ratio of Net Investment Income
to Average Net Assets                                   4.49%         4.13%         4.28%        4.42%         5.05%
Ratio of Net Investment Income to
Average Net Assets (Before Expense Waiver)              4.49%         4.13%         4.24%        4.21%         4.30%
Portfolio Turnover Rate                                  155%          154%          154%          82%           66%
Net Assets, End of Period (in thousands)              $46,077      $44,379        $29,605     $16,513        $10,319

1 Total return assumes reinvestment of dividends and capital gains distributions, if any.

Arizona Intermediate-Term Municipal Fund

Investor Class

For a Share Outstanding Throughout the Years Ended May 31
Per-Share Data
                                                      2000          1999          1998         1997          1996
------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                  $10.62       $10.67        $10.44       $10.31        $10.35
------------------------------------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                 0.48         0.46          0.46         0.45          0.51
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                           (0.47)        0.01          0.28         0.13         (0.03)
------------------------------------------------------------------------------------------------------
  Total From Investment Operations                      0.01         0.47          0.74         0.58          0.48
Distributions
  From Net Investment Income                           (0.48)       (0.46)        (0.46)       (0.45)        (0.51)
  From Net Realized Gains
  on Investment Transactions                              --        (0.06)        (0.05)          --         (0.01)
------------------------------------------------------------------------------------------------------
  In Excess of Net Realized Gains
  on Investment Transactions                           (0.03)         --            --            --            --
  Total Distributions                                      (0.51)       (0.52)      (0.51)      (0.45)       (0.52)
Net Asset Value, End of Period                        $10.12       $10.62        $10.67       $10.44        $10.31
======================================================================================================
  Total Return(1)                                       0.20%        4.51%         7.19%        5.77%         4.65%

Ratios/Supplemental Data
                                                      2000          1999          1998         1997          1996
------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to
Average Net Assets (Before Expense Waiver)              0.51%         0.51%         0.60%        0.79%         0.82%
Ratio of Operating Expenses
to Average Net Assets                                   0.51%         0.51%         0.54%        0.66%         0.14%
Ratio of Net Investment Income to
Average Net Assets (Before Expense Waiver)              4.71%         4.30%         4.27%        4.22%         4.17%
Ratio of Net Investment Income
to Average Net Assets                                   4.71%         4.30%         4.33%        4.35%         4.85%
Portfolio Turnover Rate                                  117%           70%           39%          81%           36%
Net Assets, End of Period (in thousands)              $40,594       $45,410       $40,047     $30,555        $25,789

1 Total return assumes reinvestment of dividends and capital gains distributions, if any.

More information about the funds is contained in these documents

Annual and Semiannual Reports
Annual and semiannual reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)
The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus.
This means that it is legally part of this Prospectus, even if you don't request a copy.
You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.
You also can get information about the funds (including the SAI) from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.
In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location
                           and hours.
On the Internet            o EDGAR database at www.sec.gov
                           o By email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-4025

                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0010
SH-PRS-xxxxx

American Century
statement of
additional information

Florida Municipal Money Market Fund
Florida Intermediate-Term Municipal Fund
New York Municipal Money Market Fund
Arizona Intermediate-Term Municipal Fund
Tax-Free Money Market Fund
Limited-Term Tax-Free Fund
Intermediate-Term Tax-Free Fund
Long-Term Tax-Free Fund
High-Yield Municipal Fund
                                                                                                                 OCTOBER 1, 2000
                                                                                                                American Century
                                                                                                                 Municipal Trust
   This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated October 1, 2000, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit
                                                                         American Century's Web site at www.americancentury.com.

    This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual report by calling 1-800-345-2021.

                                                          Funds Distributor, Inc. and American Century Investment Services, Inc.
                                                                                                                    Distributors

The Funds' History.....................................................................2
Fund Investment Guidelines.............................................................2
      Florida Municipal Money Market Fund and
         Florida Intermediate-Term Municipal Fund......................................3
      New York Municipal Money Market Fund.............................................3
      Arizona Intermediate-Term Municipal Fund.........................................3
      Tax-Free Money Market Fund,
         Limited-Term Tax-Free Fund,
         Intermediate-Term Tax-Free Fund

THE FUNDS' HISTORY
American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984. From then until January 1997, it was known as Benham Municipal Income Trust. Throughout this
Statement of Additional Information we refer to American Century Municipal Trust as the Trust.
Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

Fund                                        Ticker Symbol         Inception Date
Florida Municipal Money Market              BEFXX                 04/11/94
Florida Intermediate-Term Municipal         ACBFX                 04/11/94
New York Municipal Money Market             N/A                   N/A
Arizona Intermediate-Term Municipal         BEAMX                 04/11/94
Tax-Free Money Market                       BNTXX                 07/31/84
Limited-Term Tax-Free                       TWTSX                 03/01/93
Intermediate-Term Tax-Free                  TWT1X                 03/02/87
Long-Term Tax-Free                          TWTLX                 03/02/87
High-Yield Municipal                        ABHY2                 03/31/98

FUND INVESTMENT GUIDELINES
This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.
Each fund (except High-Yield Municipal, New York Municipal Money Market, Florida Municipal Money Market, Florida
Intermediate-Term Municipal and Arizona Intermediate-Term Municipal) is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10%
of the outstanding voting securities of a single issuer.
Tax-Free Money Market and Florida Municipal Money Market each operate pursuant to Rule 2a-7 under the Investment Company Act.
That rule permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, each of these funds must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.
To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.
In general, within the restrictions outlined here and in the funds' Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.
So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.
For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see
Explanation of Fixed-Income Securities Ratings, beginning on page x.

Florida Municipal Money Market Fund
Florida Intermediate-Term Municipal Fund

The Florida Municipal Money Market Fund and Florida Intermediate-Term Municipal Fund seek to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida Intangibles Tax.
The funds are designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the funds may generate some taxable income. The funds also provide an investment that is intended to be exempt from the Florida
Intangibles Tax. Because of this emphasis on tax-exempt income, the funds by themselves do not constitute a balanced investment plan.
Each fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, each fund will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. The funds are not limited, however, in their investments in securities that are subject to the Federal Alternative Minimum Tax (AMT).
In addition, each fund will invest at least 65% of its net assets in Florida municipal obligations (obligations issued by or on behalf of Florida, its political subdivisions, agencies and instrumentalities, or U.S. possessions or territories such as
Puerto Rico). The funds sometimes invest in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and Florida state income taxes. The remaining 35% of each fund's net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.
Each fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax purposes of the 80% policy noted above.
A fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida Intangibles Tax. As a result, a fund could incur additional costs or taxable income or gains.

New York Municipal Money Market Fund

New York Municipal Money Market is designed for individuals in upper tax brackets seeking income free from New York state and regular federal income taxes, although New York Municipal Money Market may generate some taxable income. Because of this emphasis on tax-exempt income, New York Municipal Money Market does not constitute a balanced investment.
New York Municipal Money Market intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, New York Municipal Money
Market will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. New
York Municipal Money Market is not limited, however, in its investments in securities that are subject to the federal AMT.
In addition, New York Municipal Money Market will invest at least 65% of its net assets in New York municipal obligations
(obligations issued by or on behalf of the state of New York, its political subdivisions, agencies and instrumentalities) The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S.
territories of Guam and the Virgin Islands) that are exempt from federal and Arizona state income taxes. The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S.
government securities.
New York Municipal Money Market is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT.
Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

Arizona Intermediate-Term Municipal Fund

Arizona Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.
Arizona Intermediate-Term Municipal is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although the fund may generate some taxable income. Because of this emphasis on tax-exempt income, the fund does not constitute a balanced investment.
The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.
In addition, Arizona Intermediate-Term Municipal will invest at least 65% of its net assets in Arizona municipal obligations
(obligations issued by or on behalf of Arizona; its political subdivisions, agencies and instrumentalities). The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S.
territories of Guam and the Virgin Islands) that are exempt from federal and Arizona state icome taxes. The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S.
government securities.
The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

Tax-Free Money Market Fund
Limited-Term Tax-Free Fund
Intermediate-Term Tax-Free Fund
Long-Term Tax-Free Fund

Tax-Free Money Market Fund, Limited-Term Tax-Free Fund, Intermediate-Term Tax-Free Fund and Long-Term Tax-Free Fund seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.
Each fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax.
The municipal obligations in which the funds may invest include securities issued by U.S. territories or possessions, such as
Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.
The funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT.

High-Yield Municipal Fund

High-Yield Municipal Fund seeks to provide high current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.
The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.
The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.
The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax.

Credit Quality and Maturity Guidelines

The Money Market Funds
Tax-Free Money Market Fund and Florida Municipal Money Market Fund seek to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the funds are neither insured nor guaranteed by the U.S. government.
The money market funds may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.
In selecting investments for the money market funds, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk. In particular, each fund:
o    buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less)
o    maintains a dollar-weighted average portfolio maturity of 90 days or less
o    restricts its investments to high-quality obligations determined by the advisor pursuant to guidelines established by the Board of Trustees to present minimal credit risks.
To be considered high-quality, an obligation must be:
o    a U.S. government obligation; or
o    rated (or of an issuer rated with respect to a class of short-term obligations), within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating (or one if only one has rated the obligation); or
o    an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.
The fund managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities rated, when acquired, within the highest category designated by a rating agency.
The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of
Trustees.

Non-Money Market Funds (except High-Yield Municipal)
Limited-Term Tax-Free, Intermediate-Term Tax-Free, Long-Term Tax-Free, Arizona Intermediate-Term Municipal and Florida
Intermediate-Term Municipal have identical policies governing the quality of securities in which they may invest. The funds differ in their maturity criteria as stated in the Prospectus.
In terms of credit quality, each of these funds restricts its investments to
o    municipal bonds rated, when acquired, within the four highest categories designated by a rating agency
o    municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency
o    unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above.

High-Yield Municipal
Like the other non-money market funds, High-Yield Municipal invests primarily in long- and intermediate-term municipal obligations. Although High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (e.g., bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.
Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of High-Yield's portfolio may consist of obligations that, when acquired, were not rated. There is no limit to the percentage of assets that the fund may invest in unrated securities.  The fund also may invest in securities that are in technical or monetary default.
High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so.
Investments of this nature may be made due to market considerations (e.g., a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund. Investing in high-grade obligations may lower the fund's return.
High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. Under normal circumstances, it is possible that a substantial
PORTION of the fund's total assets will be invested in private activity securities. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See Taxes, page 31.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

Concentration in Types of Municipal Activities
From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting Arizona Municipal Securities
As noted in the Prospectus, the Arizona Intermediate-Term Municipal Fund is susceptible to events that affect issuers of
Arizona municipal obligations. These include possible adverse affects of Arizona constitutional amendments, legislative measures, voter initiatives and other matters described below.
The following information about risk factors is provided in view of the fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.
Located in the country's sunbelt, Arizona's population has been, and is projected to continue to be, one of the fastest growing in the United States. Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product and job creation.
Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National Park;
central Arizona, which is rugged, mountainous and heavily forested; and the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have distinctively influenced development in each region.
The Phoenix metropolitan area is the state's primary economic center as it represents approximately two-thirds of the state's population. The Tucson area while of secondary importance also is a major economic area in the state.
The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance and real estate. Arizona's economy has continued to grow in recent years, as it is among the fastest growing economies in the nation.
Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions.
The particular source of payments and security for an Arizona municipal obligation is detailed in the instruments themselves and in related offering materials.
The state and local governmental units are subject to limitations imposed by Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval. If such a proposal were enacted, there might be an adverse impact on state or local government financing.
Arizona is required by law to maintain a balanced budget. In the past, the state has used a combination of spending reductions and tax increases to avoid potential budgetary shortfalls and may be required to do so again in the future.
On July 8, 1998, the Arizona state legislature passed and the governor signed, legislation that shifts the funding of public education from local governments to the state. This was done in response to a state supreme court decision requiring the state to deliver and implement a more equitable funding of public education. The impact of this on the state's finances in the long term is uncertain.
A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of the internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years.  According to Forrester
Research, eCommerce spending amounted to approximately $7.8 billion in 1998 and is projected to reach $184 billion in 2004.
The proliferation of eCommerce spending could potentially impact municipal credit quality because eCommerce spending is exempt from sales taxes.  The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting Florida Municipal Securities
As noted in the Prospectus, the Florida Municipal Money Market and Florida Intermediate-Term Municipal funds are susceptible to events that affect issuers of Florida municipal obligations. These include possible adverse affects of Florida constitutional amendments, legislative measures, voter initiatives and other matters described below.
The following information about risk factors is provided in view of the funds' policies of concentrating their assets in
Florida municipal securities. This information is based on independent municipal credit reports relating to securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified this information, it has no reason to believe the information is inaccurate.
Because the funds invest primarily in Florida municipal securities, they will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.
The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and is now the fourth largest state; this growth is expected to continue, but at reduced rates. The retiree component is expected to continue to be a major factor. As this growth continues, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts. For example, school districts have experienced difficulty in funding school construction as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.
One of the fastest growing states, Florida's economy has centered on the growing trade and services industry, further influenced by tourism and agriculture. The state is outperforming the nation in employment and income growth. Florida ranks twentieth among all states in personal per capita income, with a 1998 per capita income that is about 98% of the U.S figure.
Florida continues to experience steady job growth. Non-farm payroll employment growth of about 4% for 1997 through 1999 exceeds national rates for those years, and approximates the record growth rates of earlier periods in 1993 and 1994.
Preliminary employment figures for 2000 indicate continued growth at higher than national rates. Tourism, one of the main drivers of the state's economy, will continue to grow in fiscal 2000. The state projects total tourist arrivals for 2000 at about 51 million, a 5% increase over 1999.
Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.
The state of Florida is heavily dependent upon sales tax, which makes the state's general fund vulnerable to recession. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past. Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. As a counterbalance to the dependence on the historically volatile sales tax, the state enacted a constitutional amendment establishing a Budget Stabilization Fund and has made yearly deposits to the Fund. At the end of fiscal 1999, the
Fund reached $787 million, meeting the required minimum fund level of 5% of General Fund revenues by 1999. The state plans on an additional deposit of $60 million, bringing the fiscal 2000 balance to $847 million.
The state also has established a constitutional state revenue limitation to restrain the growth of spending. To date, this cap has not yet posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other revenues that could be raised by the state in any fiscal year. It allows annual revenue to grow by the average annual growth in personal income over the previous five years. Exempted from the cap are revenues that are directly pledged to bonds, including any new debt issuances. The cap does not appear to have become a major impediment to the state raising sufficient annual revenue to fund state expenditure growth. The legislature may increase the revenue cap by a two-thirds vote of each house.
A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years.  According to Forrester
Research, eCommerce spending amounted to approximately $7.8 billion in 1998 and is projected to reach $184 billion in 2004.
The proliferation of eCommerce spending could potentially impact municipal credit quality since eCommerce spending is exempt from sales taxes.  The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting New York Municipal Securities
As noted in the Prospectus, New York Municipal Money Market is susceptible to events that affect issuers of New York municipal obligations. The following information about risk factors is provided in view of the fund's policies of concentrating its investments in New York municipal securities. This information is based on independent municipal credit reports relating to securities offerings of New York issuers and other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the manager has not independently verified this information, it has no reason to believe the information is inaccurate.
The fund's concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to state general obligation bonds and notes and the debt of various state agencies, the fund will invest in local bond issues, lease obligations and revenue bonds, the credit quality and risk of which will vary according to each security's own structure and underlying economics.
The fund's ability to maintain a high level of "triple-tax-free" income is primarily dependent upon the ability of New York issuers to continue to meet debt service obligations in a timely fashion. In 1975 the State, New York City and other related issuers experienced serious financial difficulties that ultimately resulted in much lower credit ratings and loss of access to the public debt markets. A series of fiscal reforms and an improved economic climate allowed these entities to return to financial stability by the early 1980s. Credit ratings were reinstated or raised and access to the public credit markets was restored. During the early 1990s, the State and City confronted renewed fiscal pressure, as the region suffered moderate economic decline. Conditions began to improve in 1993, though below-average economic performance and tight budgetary conditions persist. Both entities experienced financial relief in fiscal 1997 because of the strong national economy, a robust financial services sector and vigilant spending control. The State and City continue to face challenging budgets while they attempt to adjust spending levels and priorities.

About the Risks Affecting Puerto Rico Municipal Securities
From time to time, the funds invest in obligations of the Commonwealth of Puerto Rico and its public corporations, which are exempt from federal, state and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, telecommunications, education and public construction. As of December 31, 1999, public sector debt issued by the Commonwealth and its public corporations totaled $22.8 billion.
Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains have been attributable in part to favorable treatment under Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico (see discussion below). The number of persons employed in Puerto Rico during fiscal 1999 averaged more than 1.1 million. Unemployment, however, still remains high at 11.9% as of January 2000.
Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt. However, due to the financing of certain key infrastructure projects, between fiscal years 1996 and 1999, debt increased 28.7% while gross product rose 25.9%.
The maximum annual debt service requirement on Commonwealth general obligation debt totaled 9.5% of governmental revenues for fiscal 1999. This is well below the 15% limit imposed by the Constitution of Puerto Rico.
The current ratio of tax-supported debt to aggregate personal income is almost 48%, about twenty times the average level of the fifty states, and more than four times as high as the most heavily indebted of the states. The ratio is affected by the low levels of income in Puerto Rico (per capita income is about one-third the U.S. average) and by the large absolute amount of debt.
Puerto Rico's financial position has been adequate. Strong tax growth was offset by spending increases for health, public education and debt service. After drawing down cash for several years, fiscal year 1998 ended with a sizable surplus resulting in an increase in cash from 2.4% of revenues in fiscal year 1997 to 5.6% of revenues in fiscal 1998. This was primarily attributable to several non-recurring revenue items.  Preliminary fiscal year 1999 results indicate that cash will be drawn down to 3.5% of GF revenues with an additional drawdown expected in fiscal year 2000.
As a result of 1995 federal legislation, tax credits provided by Section 936 of the Internal Revenue Code are being phased out over a ten-year period ending in tax year 2005. Section 936 has offered an important economic development incentive for Puerto
Rico, providing a particular impetus for the manufacturing sector. For U.S. corporations doing business in Puerto Rico,
Section 936 generally eliminated the U.S. tax on income related to their island operations. It granted these corporations tax credits to offset federal tax liability on earnings from Puerto Rico operations (active income) and permitted them to invest such earnings in qualified investments in Puerto Rico (passive income) with interest earned free from U.S. tax. As a result of the 1996 legislation, the active income credit has been reduced and is no longer available to new or expanded operations in
Puerto Rico. It will also be phased out entirely after tax year 2005. The passive income credit has already been eliminated entirely.
To offset the loss of the 936 tax credit, in 1998, the Commonwealth passed the Tax Incentives Law that provided for various tax reduction/incentives. While this law may promote development, it must be balanced by the costs of the development in terms of lost tax dollars. The danger Puerto Rico faces is being too generous with tax incentives, whereby, government revenues are negatively impacted by development incentives.
Another long-term issue, with broad implications for the Commonwealth is the question of political status - specifically, the potential for a transition to statehood, as contemplated by proposed federal legislation in 1999 and the subject of a non-binding plebiscite in Puerto Rico in December 1998. The statehood option in the 1998 plebiscite received the support of
45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.
A final risk factor with the Commonwealth is the large amount of unfunded pension liabilities. The two main public pension systems are largely underfunded. The combined funded ratio of the two plans is 35% with a total unfunded liability of $7 billion. A measure enacted by the legislature in 1990 is designed to address the solvency of the plans over a 50-year period.
A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years. According to Forrester
Research, eCommerce spending amounted to approximately $7.8 billion in 1998 and is projected to reach $184 billion in 2004.
The proliferation of eCommerce spending could potentially impact municipal credit quality since eCommerce spending is exempt from sales taxes.  The most vulnerable bonds would be credits secured solely by sales tax revenues.

Municipal Notes
Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.
Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. Tax anticipation notes usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.
Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.
Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.
Tax-exempt commercial paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.
Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds
Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.
General obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.
Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages.
Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations
Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate. Variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached
Fixed-rate bonds subject to third-party puts and participation interests in such bonds held by a bank in trust or otherwise have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features. The advisor may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.
To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds'
use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service (IRS).
Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.
There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds
Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.
TOBs are created by municipal bond dealers who purchase long-term, tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.
There is some risk that the put agreement on a tender option agreement will terminate if the underlying bond is downgraded or defaults. Because of this, the advisor monitors the credit quality of bonds underlying the funds' TOB holdings and intends to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.
The advisor also takes steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2)
legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements
The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date
(typically 15 to 45 days later).
When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.
As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements.
If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but it will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Municipal Lease Obligations
Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.
Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts
(which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.
Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

Inverse Floaters
The funds (except the money market funds) may hold inverse floaters. An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).
Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.
In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:
o  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.
o  Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.
Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.
Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.
Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.
The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Lower-Quality Bonds
As indicated in the Prospectus, an investment in High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest without limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).
While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers.
Projects financed through the issuance of lower-quality bonds are often highly leveraged. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, or a lack of needed additional financing.
Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds frequently have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer's creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have negative tax implications for shareholders.
The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market is dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.
The advisor continually monitors securities to determine their relative liquidity.
A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Repurchase Agreements
Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.
A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.
No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days and other illiquid securities.

Short-Term Securities
In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the non-money market funds may invest a portion of their assets in money market and other short-term securities.
Examples of those securities include:
   o  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
   o  Commercial Paper
   o  Certificates of Deposit and Euro Dollar Certificates of Deposit
   o  Bankers' Acceptances
   o  Short-term notes, bonds, debentures or other debt instruments
   o  Repurchase agreements

    Under the Investment Company Act, a fund's investment in other investment companies (including money market funds)
currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Futures and Options
Each non-money market fund may enter into futures contracts, options or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations.
Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.
Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.
Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indexes such as the Bond Buyer Index of Municipal Bonds that are consistent with the fund's investment objectives. The fund also may engage in futures and options transactions based on specific securities such as U.S. Treasury bonds or notes.
Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands. Instead, these contracts settle in cash at the spot market value of the Bond Buyer Municipal Bond Index.
Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.
Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.
Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the funds' investment restrictions.

Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.
A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the advisor considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.
Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Options On Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract
(a put option) or to buy the contract (a call option) at a fixed-strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.
Restrictions on the Use of Futures Contracts and Options
Each non-money market fund may enter into futures contracts, options or options on futures contracts.
Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public.
Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.
With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies
The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject                 Policy
Senior Securities       A fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing               A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets.

Lending                 A fund may not lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate             A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration           A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting            A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities             A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments' provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control                 A fund may not invest for purposes of exercising control over management.

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c)
utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies
In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the
Board of Trustees.

Subject                        Policy
Leveraging                     A fund may not purchase additional investment securities
[Tax-Free Money Market,        at any time during which outstanding borrowings exceed
Limited-Term,                  5% of the total assets of the fund.
Intermediate-Term and
Long-Term Tax-Free]
Futures and options            The money market funds may not purchase or sell
[money market funds only]      futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to
                               securities that incorporate features similar to options
                               or futures contracts.

Liquidity                      A fund may not purchase any security or enter into a
                               repurchase agreement if, as a result, more than 15%
                               of its net assets (10% for the money market funds)
                               would be invested in illiquid securities.  Illiquid
                               securities include repurchase agreements not
                               entitling the holder to payment of principal and interest
                               within seven days, and in securities thatare illiquid by
                               virtue of legal or contractual restrictions on resale or
                               the absence of a readily available market.

Short Sales                    A fund may not sell securities short, unless it owns
                               or has the right to obtain securities equivalent in kind
                               and amount to the securities sold short, and provided
                               that transactions in futures contracts and options are
                               not deemed to constitute selling securities short.

Margin                         A fund may not purchase securities on margin, except
                               to obtain such short-term credits as are necessary for
                               the clearance of transactions, and provided that margin
                               payments in connection with futures contracts and options
                               on futures contracts shall not constitute purchasing
                               securities on margin.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated
market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:
(1)      interest-bearing bank accounts or Certificates of Deposit;
(2)      U.S. government securities and repurchase agreements collateralized by U.S. government securities; and
(3)      other money market funds.

PORTFOLIO TURNOVER
Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the funds' managers carefully weigh the potential benefits of short-term investing against these considerations.
The funds' portfolio turnover rates (except those of the money market funds) are listed in the Financial Highlights table in the Prospectuses. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.

MANAGEMENT
THE BOARD OF TRUSTEES
The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. Two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.
The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds;
their advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services,
American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent, Funds Distributor, Inc.; and the funds' other distribution agent, American Century Investment Services, Inc. (ACIS);or other funds advised by the advisor. Each trustee
(except James E. Stowers III) listed below serves as a trustee or director of six registered investment companies in the
American Century family of funds, which are also advised by the advisor. James E. Stowers III serves as a trustee or director of 12 other registered investment companies in the American Century family of funds.

Name (Age)                  Position(s) Held Principal Occupation(s) During
Address                     with the Funds   Past Five Years
Albert A. Eisenstat (69)    Trustee          Independent Director, Commercial
1665 Charleston Road                         Metals Co. (1982 to present)
Mountain View, CA 94043                      Independent Director, Sungard Data
                                             Systems (1991 to present)
                                             Independent Director, Business Objects
                                             S/A (software & programming,
                                             1994 to present)
                                             General Partner, Discovery Ventures
                                             (venture capital firm, 1996 to 1998)
Ronald J. Gilson (53)       Trustee          Charles J. Meyers Professor of Law
1665 Charleston Road                         and Business, Stanford
Mountain View, CA 94043                      Law School (1979 to present)
                                             Mark and Eva Stern Professor of Law
                                             and Business, Columbia
                                             University School of Law
                                             (1992 to present)
                                             Counsel, Marron, Reid & Sheehy (a
                                             San Francisco law firm, 1984 to present)

William M. Lyons* (44)      Trustee          Chief Executive Officer, ACC (September 2000 to present)
4500 Main Street                             President, ACC (June 1997 to present)
Kansas City, MO 64111                        Chief Operating Officer, ACC (June 1995 to present)
                                             General Counsel, ACC, ACSC, ACIM, ACIS and
                                             other ACC subsidiaries (June 1989 to June 1998)
                                             Executive Vice President, ACC, June 1995 to June 1997)
                                             also serves as: Executive Vice President and Chief Operating Officer, ACIM,
                                             ACIS, ACSC and other ACC subsidiaries and Executive Vice
                                             President of other ACC subsidiaries
Myron S. Scholes (58)       Trustee          Partner, Oak Hill Capital
1665 Charleston Road                         Management (1999 to present)
Mountain View, CA 94043                      Principal, Long-Term Capital
                                             Management (investment advisor,
                                             1993 to January 1999)
                                             Frank E. Buck Professor of Finance,
                                             Stanford Graduate School of Business
                                             (1981 to present)
                                             Director, Dimensional Fund Advisors
                                             (investment advisor, 1982 to present)
                                             Director, Smith Breeden Family of
                                             Funds (1992 to present)
Kenneth E. Scott (71)       Trustee          Ralph M. Parsons Professor of Law and
1665 Charleston Road                         Business, Stanford Law School
Mountain View, CA 94043                      (1972 to present)
                                             Director, RCM Capital Funds, Inc.
                                             1994 to present)
James E. Stowers III* (41)  Trustee,         Co-Chairman and Director, ACC
4500 Main Street            Chairman of      President, Chief Executive Officer and
Kansas City, MO 64111       the Board        Director, ACIM, ACSC and ACIS
                                             and six other ACC subsidiaries
Jeanne D. Wohlers (54)      Trustee          Director, Indus International (software
1665 Charleston Road                         solutions, January 1999 to present)
Mountain View, CA 94043                      Director and Partner, Windy Hill
                                             Productions, LP (educational
                                             software, 1994 to 1998)
                                             Director, Quintus Corporation
                                             (automation solutions, 1995 to present)
Committees
The Board has four committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named acts as chairman of the committee:

Committee       Members                Function of Committee
Audit           Kenneth E. Scott       The Audit Committee selects and oversees the
                Albert A. Eisenstat    activities of the Trust's independent auditor.
                Jeanne D. Wohlers      The committee receives reports from the
                                       advisor's Internal Audit Department, which is
                                       accountable solely to the committee.
                                       The committee also receives reporting about
                                       compliance matters affecting the Trust.
Nominating      Kenneth E. Scott       The Nominating Committee primarily considers
                Myron S. Scholes       and recommends individuals for nomination
                Albert A. Eisenstat    as trustees. The names of potential trustee
                Ronald J. Gilson       candidates are drawn from a number of sources,
                Jeanne D. Wohlers      including recommendations from members of
                                       the board, management and shareholders.
                                       This committee also reviews and makes
                                       recommendations to the board with respect to the
                                       composition of board committees and other
                                       board-related matters, including its
                                       organization, size, composition, responsibilities,
                                       functions and compensation.
Portfolio       Myron S. Scholes       The Portfolio Committee reviews quarterly the
                Ronald J. Gilson       investment activities and strategies used to
                                       manage fund assets. The committee regularly
                                       eceives reports from portfolio managers,
                                       credit analysts and other investment personnel
                                       concerning the funds' investments.
Quality of      Ronald J. Gilson       The Quality of Service Committee reviews the
Service         William Lyons          level and quality of transfer agent and
                Myron S. Scholes       administrative services provided to the funds and
                                       their shareholders. It receives and reviews
                                       reports comparing those services to fund
                                       competitors' services and seeks to improve
                                       such services where feasible and appropriate.

Compensation of Trustees
The trustees also serve as trustees for six American Century investment companies other than American Century Municipal Trust.
Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.
The following table shows the aggregate compensation paid by the Trust for the periods indicated and by the seven investment companies served by this board to each trustee who is not an interested person as defined in the Investment Company Act.
Aggregate Trustee Compensation for Fiscal Year Ended May 31, 2000

                              Total Compensation     Total Compensation from the
Name of Trustee               from the Funds(1)      American Century Family of Funds(2)
Albert A. Eisenstat           $6,489                 $77,500
Ronald J. Gilson              6,683                  83,500
Myron S. Scholes              6,404                  74,750
Kenneth E. Scott              6,672                  83,250
Isaac Stein(3)                6,490                  77,500
Jeanne D. Wohlers             6,562                  79,750

1 Includes compensation paid to the trustees during the fiscal year ended May 31, 2000, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for
  Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr.
  Eisenstat, $6,489; Mr. Gilson, $6,683; Mr. Scholes, $6,404; and Mr. Scott, $3,336.
2 Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.
3 Mr. Stein retired from the board on September 15,2000.

The funds have adopted the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested
Directors. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.
All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.
No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of
Trustees. Trustees may receive deferred fee account balances either in a lump-sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.
The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 2000.

OFFICERS

Background information about the officers of the funds is provided below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed;
only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds (as defined in the Investment
Company Act) by virtue of, among other considerations, their affiliation with either the funds; ACC or ACC's subsidiaries including ACIM, ACSC and ACIS.

------------------------------------- ----------------------------------- -----------------------------------
Name (Age)                            Positions Held with                 Principal Occupation(s)
Address                               the Funds                           During Past Five Years
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
William M. Lyons (44)                 President                           Chief Executive Officer, ACC
4500 Main St.                                                             (September 2000 to present)
Kansas City, MO 64111                                                     President, ACC (June 1997 to present)
                                                                          Chief Operating Officer, ACC
                                                                          (June 1995 to present)
                                                                          General Counsel, ACC, ACIM, ACIS,
                                                                          ACSC and other ACC subsidiaries
                                                                          (June 1989 to June 1998)
                                                                          Executive Vice President, ACC,
                                                                          (January 1995 to June 1997)
                                                                          Also serves as:  Executive Vice
                                                                          President and Chief Operating
                                                                          Officer, ACIM, ACIS, ACSC and
                                                                          other ACC subsidiaries, and
                                                                          Executive Vice President of other
                                                                          ACC subsidiaries
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Robert T. Jackson (54)                Executive Vice President            Chief Administrative Officer and
4500 Main St.                                                             Chief Financial Officer, ACC
Kansas City, MO 64111                                                     (August 1997 to present)
                                                                          President, ACSC (January 1999 to
                                                                          present)
                                                                          Executive Vice President, ACC
                                                                          (May 1995 to present)
                                                                          Also serves as: Executive Vice
                                                                          President, ACIM, ACIS and other
                                                                          ACC subsidiaries, and Treasurer
                                                                          of ACC and other ACC subsidiaries

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Maryanne Roepke, CPA (44)             Senior Vice President, Treasurer    Senior Vice President and
4500 Main St.                         and Chief Accounting Officer        Assistant Treasurer, ACSC
Kansas City, MO 64111
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
David C. Tucker (42)                  Senior Vice President               Senior Vice President, ACIM,
4500 Main St.                                                             ACIS, ACSC and other ACC
Kansas City, MO 64111                                                     subsidiaries (June 1998 to
                                                                          present)
                                                                          General Counsel, ACC, ACIM, ACIS,
                                                                          ACSC and other ACC subsidiaries
                                                                          (June 1998 to present)
                                                                          Consultant to mutual fund
                                                                          industry (May 1997 to April 1998)
                                                                          Vice President and General
                                                                          Counsel, Janus Companies (1990 to
                                                                          1997)

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Charles A. Etherington (42)           Vice President                      Vice President (October 1996 to
4500 Main St.                                                             present) and Associate General
Kansas City, MO 64111                                                     Counsel (December 1998 to
                                                                          present), ACSC
                                                                          Counsel to ACSC (February 1994 to
                                                                          December 1998)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Charles C. S. Park (33)               Vice President                      Vice President (February 2000 to
1665 Charleston Road                                                      present) and Assistant General
Mountain View, CA 94043                                                   Counsel (January 1998 to
                                                                          present), ACSC
                                                                          Counsel to ACSC (October 1995 to
                                                                          January 1998)

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
David H. Reinmiller (37)              Vice President                      Vice President (February 2000 to
4500 Main Street                                                          present) and Assistant General
Kansas City, MO 64111                                                     Counsel (August 1996 to present),
                                                                          ACSC
                                                                          Counsel to ACSC (January 1994 to
                                                                          August 1996)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Paul Carrigan Jr. (51)                Secretary                           Secretary, ACC (February 1998 to
4500 Main St.                                                             present)
Kansas City, MO 64111                                                     Director of Legal Operations,
                                                                          ACSC (February 1996 to present)
                                                                          Board Communications Manager
                                                                          (April 1994 to January 199 6)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Jon Zindel (33)                       Tax Officer                         Vice President of Taxation, ACSC
4500 Main Street                                                          (1996 to present)
Kansas City, MO 64111                                                     Vice President, ACIM, ACIS and
                                                                          other ACC subsidiaries (April
                                                                          1999 to present)
                                                                          President, American Century
                                                                          Employee Benefit Services, Inc.
                                                                          (January 2000 to present)
                                                                          Treasurer, American Century
                                                                          Ventures, Inc. (December 1999 to
                                                                          present)
                                                                          Tax Manager, Price Waterhouse LLP
                                                                          (1989 to 1996)
------------------------------------- ----------------------------------- -----------------------------------

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment company Act and these codes of ethics permit access persons (personnel who have access to portfolio transaction information)
to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from their employer's compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS
As of September 1, 2000, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund:

                         Shareholder and Percentage
Fund                     of Shares Outstanding

Florida Municipal        Margaret A. Benham
Money Market             Astatula, FL-- 11.6%

Florida                  Morgan Guaranty
Intermediate-Term        New York, NY-- 27.4%
Municipal                Charles Schwab & Company
                         San Francisco, CA-- 22.2%
                         American Century Investment
                         Management, Inc.
                         Kansas City, MO-- 9.4%

Arizona                  Charles Schwab & Company
Intermediate-Term        San Francisco, CA-- 26.0%
Municipal                American Century Investment
                         Management, Inc.
                         Kansas City, MO-- 7.4%

Intermediate-Term        Charles Schwab & Company
Tax-Free                 San Francisco, CA-- 11.2%
                         American Century Investment
                         Management, Inc.
                         Kansas City, MO-- 13.2%

High-Yield               American Century Investment
Municipal                Management, Inc.
                         Kansas City, MO-- 15.0%
                         Todd W. Morgan Trustee UA
                         Scottsdale, AZ-- 5.9%
                         Robert G. Romasco and Audrey W. Romasco Trustees UA
                         Dallas, TX 5.6%

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of September 1, 2000, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS
The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers.
Each service provider has a specific function to fill on behalf of the funds and is described below.
ACIM, ACSC and ACIS are both wholly owned by ACC. James E. Stowers, Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.
For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.
The schedules by which the unified management fee is determined are shown below. The Investment Category Fees are determined according to the schedule below.
Investment Category Fee Schedule for :
Tax-Free Money Market, Florida Municipal Money Market
and New York Municipal Money Market

Category Assets            Fee Rate
First $1 billion           0.2700%
Next $1 billion            0.2270%
Next $3 billion            0.1860%
Next $5 billion            0.1690%
Next $15 billion           0.1580%
Next $25 billion           0.1575%
Thereafter                 0.1570%

Investment Category Fee Schedule for:
Limited-Term Tax-Free, Intermediate-Term
Tax-Free, Long-Term Tax-Free, Arizona Intermediate-Term Municipal, and Florida Intermediate-Term Municipal

Category Assets            Fee Rate First
$1 billion                 0.2800%
Next $1 billion            0.2280%
Next $3 billion            0.1980%
Next $5 billion            0.1780%
Next $15 billion           0.1650%
Next $25 billion           0.1630%
Thereafter                 0.1625%

Investment Category Fee Schedule for
High-Yield Municipal

Category Assets            Fee Rate
First $1 billion           0.4100%
Next $1 billion            0.3580%
Next $3 billion            0.3280%
Next $5 billion            0.3080%
Next $15 billion           0.2950%
Next $25 billion           0.2930%
Thereafter                 0.2925%

The Complex Fee is determined according to the schedule below.
Complex Fee Schedule

Complex Assets             Fee Rate
First $2.5 billion         0.3100%
Next $7.5 billion          0.3000%
Next $15 billion           0.2985%
Next $25 billion           0.2970%
Next $50 billion           0.2960%
Next $100 billion          0.2950%
Next $100 billion          0.2940%
Next $200 billion          0.2930%
Next $250 billion          0.2920%
Next $500 billion          0.2910%
Thereafter                 0.2900%

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).
The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually, by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.
The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of
Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.
The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes that such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.
Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management
Corporation was merged into the advisor in late 1997.
Unified management fees paid by each fund for the fiscal periods ended May 31, 2000, 1999, and 1998, are indicated in the following tables.
Unified Management Fees(1)

Fund                                           2000         1999         1998
Florida Municipal Money Market                 $428,202     $505,045     $491,139(2)
Florida Intermediate-Term Municipal            $242,677     177,067      102,790(2)
Arizona Intermediate-Term Municipal            $208,939     217,624      156,790(2)
Tax-Free Money Market                          $1,238,054   1,222,903    0(2)
Limited-Term Tax-Free                          $190,118     203,614      110,921(3)
Intermediate-Term Tax-Free                     $804,338     734,571      400,377(3)
Long-Term Tax-Free                             $540,335     603,742      330,083(3)
High-Yield Municipal                           $175,438     3,588        0(4)

Investment Advisory Fees(5)

Fund                                     1998(6)
Florida Municipal Money Market            $55,569
Florida  Intermediate-Term Municipal        7,574
Arizona Intermediate-Term Municipal         1,556
Tax-Free Money Market                      37,379
Limited-Term Tax-Free                         N/A
Intermediate-Term Tax-Free                    N/A
Long-Term Tax-Free                            N/A
High-Yield Municipal                          N/A

1 Net of reimbursements or waivers.

2 For the period August 1, 1997, to May 31, 1998. Fees paid during this period were paid under the Management Agreement with
  American Century Investment Management, Inc.

3 For the period November 1, 1997, to May 31, 1998. Limited-Term Tax-Free, Intermediate-Term Tax-Free and Long-Term Tax-Free's
  fiscal year was changed from October 31 to May 31 resulting in a seven-month annual reporting period.

4 For the period March 31, 1998 (inception) through May 31, 1998.

5 Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham
  Management Corporation.

6 For the period June 1, 1997, to July 31, 1997. Fees paid during this period were paid under the Investment Advisory Agreement with Benham Management Corporation.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for those services.
From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds.
These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters anda team of personal representatives. Any expenses associated with these special services will be paid by the advisor.
Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI( serves as co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the advisor out of its unified fee.
Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.
Administrative service and transfer agent fees paid by each fund for the fiscal period ended May 31, 1998, are indicated in the table below. Fee amounts are net of expense limitations.

Administrative Fees

Fund                                     1998(1)
Florida Municipal Money Market           $15,789
Florida Intermediate-Term Municipal        3,851
Arizona Intermediate-Term Municipal        4,889
Tax-Free Money Market                     13,717
Limited-Term Tax-Free                        N/A
Intermediate-Term Tax-Free                   N/A
Long-Term Tax-Free                           N/A
High-Yield Municipal(2)                      N/A

Transfer Agent Fees

Fund                                      1998(1)
Florida Municipal Money Market            $6,746
Florida Intermediate-Term Municipal        1,484
Arizona Intermediate-Term Municipal        3,255
Tax-Free Money Market                      9,971
Limited-Term Tax-Free                        N/A
Intermediate-Term Tax-Free                   N/A
Long-Term Tax-Free                           N/A
High-Yield Municipal                         N/A

1 For the period June 1, 1997, to July 31, 1997.

2 The inception date for High-Yield Municipal is March 31, 1998.

DISTRIBUTORS

The funds' shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts
02109. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.
The distributors are the principal underwriters of the funds' shares. The distributors make a continuous, best-efforts underwriting of the funds' shares. This means the distributors have no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas
City, Missouri 64105, each serve as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th floor, Kansas City, Missouri 64105. As the independent accountants of the funds, PricewaterhouseCoopers provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION
The fund generally purchases and sells debt securities through principal transactions, meaning that the funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis.
The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases from underwriters or securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended May 31, 1998, 1998 and 2000, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES
Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights.
Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.
The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' prospectuses and in Your Guide to
American Century Services. The prospectuses and guide are available to investors without charge and may be obtained by calling
us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the
Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.
Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Money Market Funds
Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds' yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.
The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds'
portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.
The Board of Trustees monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.
Actions the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv)
discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

Non-Money Market Funds
Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.
Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.
Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.
Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of
1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner in which they were realized by the funds.
Certain of the bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.
In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, gain realized on disposition of a security held less than one year is treated as a short-term capital gain.
Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gain dividend is taxable to you as long-term capital gains, regardless of the length of time shares are held. If a capital gain dividend is paid with respect to any shares of a fund sold at a loss after being held for six months or less, the loss will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain.

Alternative Minimum Tax
While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain private activity bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states.
The funds may each invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.
All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's adjusted current earnings.
The Trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED
The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.
For the money market funds, seven-day current yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period
(base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.
Calculations of seven-day effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:
                                                                               365/7
                                     Effective Yield = [(Base-Period Return + 1)    ] - 1

The 30-day SEC yield calculation for non-money market funds is as follows:

                                                  YIELD = 2 [(a - b + 1)6 - 1]
--------------------------------------------------------------------------------------------------------------------------------
                                                               cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c =
the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

The funds also may quote tax-equivalent yields. Tax-equivalent yields for Tax-Free Money Market, Limited-Term Tax-Free,
Intermediate-Term Tax-Free, Long-Term Tax-Free and High-Yield Municipal are calculated using the following equation:

 Fund's Tax-Free Yield    = Your Tax-Equivalent Yield
--------------------------------------------------------------------------------------------------------------------------------
100% - Federal Tax Rate

New York Municipal Money Market and Arizona Intermediate-Term Municipal's tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the funds' dividends are tax-exempt in your state (which may not always be the case) and that your state taxes are fully deductible for federal income tax purposes, you can calculate your tax equivalent yield for the fund using the equation below.

                                                  Fund's Double Tax-Free Yield
--------------------------------------------------------------------------------------------------------------------------------
                                       (100% - Federal Tax Rate) (100% - State Tax Rate)
                                                  = Your Tax-Equivalent Yield

Florida Municipal Money Market and Florida Intermediate-Term Municipal's tax-equivalent yield is based on each fund's tax-free yield, your federal income tax bracket, and the Florida Intangibles Tax applicable to a taxable investment. The formula is:

 Fund's Tax-Free Yield    +   Florida Intangibles Tax Rate
--------------------------------------------------------------------------------------------------------------------------------
100% - Federal Tax Rate
                                                  = Your Tax-Equivalent Yield

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.
Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.
In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.
Money Market Fund Tax-Equivalent Yields (seven-day period ended May 31, 2000)

                            Tax-Equivalent             Tax-Equivalent  Tax-Equivalent   Tax-Equivalent
                   7-Day    Yield        Yield         Yield          Yield
                   Current  28% Tax      31% Tax       36% Tax        39.6% Tax
Fund               Yield    Bracket      Bracket       Bracket        Bracket
Florida Municipal
Money Market       3.65%    5.07%        5.29%         5.70%          6.04%
Tax-Free
Money Market       3.64%    5.06%        5.28%         5.69%          6.03%

                                Tax-Equivalent  Tax-Equivalent  Tax-Equivalent  Tax-Equivalent
                   7-Day        Yield           Yield           Yield           Yield
                   Effective    28% Tax         31% Tax         36% Tax         39.6% Tax
Fund               Yield        Bracket         Bracket         Bracket         Bracket
Florida Municipal
Money Market       3.72%        5.17%           5.39%           5.81%           6.16%

Tax-Free
Money Market       3.71%        5.15%           5.38%           5.80%           6.14%

Non-Money Market Fund Tax-Equivalent Yields (30-day period ended May 31, 2000)

                                Tax-Equivalent  Tax-Equivalent  Tax-Equivalent  Tax-Equivalent
                                Yield           Yield           Yield           Yield
                    30-Day      28% Tax         31% Tax         36% Tax         39.6% Tax
Fund                SEC Yield   Bracket         Bracket         Bracket         Bracket
Florida
Intermediate-Term
Municipal           4.93%       6.85%           7.14%           7.70%           8.16%
Arizona
Intermediate-Term
Municipal           4.97%       6.90%(1)        7.20%(1)        7.77%(1)        8.23%(1)
Limited-Term
Tax-Free            4.69%       6.51%           6.80%           7.33%           7.76%
Intermediate-Term
Tax-Free            5.03%       6.99%           7.29%           7.86%           8.33%
Long-Term
Tax-Free            5.46%       7.58%           7.91%           8.53%           9.04%
High-Yield
Municipal           5.81%       8.07%           8.42%           9.08%           9.62%

1 Tax-equivalent yields based on federal and Arizona income tax rates are: 31.02% Tax Bracket, 7.20%; 33.90% Tax Bracket,
  7.52%; 34.59% Tax Bracket, 7.60%; and 39.33% Tax Bracket, 8.19%.

Average Annual Total Returns for Periods ended May 31, 2000

Fund                             1 year   5 years  10 years     Life of Fund    Inception Date
Florida Municipal Money Market   3.30%    3.39%    N/A          3.43%           04/11/94
Florida Intermediate-Term
  Municipal                      0.49%    4.84%    N/A          5.43%           04/11/94
Arizona Intermediate-Term
  Municipal                      0.20%    4.44%    N/A          5.17%           04/11/94
Tax-Free Money Market            3.30%    3.25%    3.18%        3.89%           07/31/84
Limited-Term Tax-Free            1.16%    3.97%    N/A          3.98%           03/01/93
Intermediate-Term Tax-Free        .47%    4.48%    5.80%        5.45%           03/02/87
Long-Term Tax-Free               2.32%    4.57%    6.36%        6.21%           03/02/87
High-Yield Municipal             2.74%    N/A      N/A          2.30%           03/31/98

Performance Comparisons
The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities
(sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan
Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB
Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot
Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson
Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information
From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6)
descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products
(including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

Financial Statements
The financial statements of the funds are included in the annual reports to shareholders for the fiscal year ended May 31,
2000. The annual reports are incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional
Information.

Explanation of Fixed-Income Securities Ratings
As described in the Prospectus, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.
Bond Ratings

S&P        Moody's       Description
AAA        Aaa           These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.
AA         Aa            Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.
A          A             Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB        Baa           Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal.
                         Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB         Ba            Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB/Ba rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B          B             Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
CCC        Caa           Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
CC         Ca            The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
C          C             The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI        --             The rating CI is reserved for income bonds on which no interest is being paid.
D          D             Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service,
Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.
Commercial Paper Ratings

S&P        Moody's           Description
A-1        Prime-1 (P-1)     This indicates that the degree of safety regarding timely payment is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2        Prime-2 (P-2)     Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
A-3        Prime-3 (P-3)     Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings

S&P        Moody's           Description
SP-1       MIG-1; VMIG-1     Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2       MIG-2; VMIG-2     Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
SP-3       MIG-3; VMIG-3     Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
SP-4       MIG-4; VMIG-4     Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

More information about the funds is contained in these documents

Annual and Semiannual Reports
The annual and semiannual reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this Statement of Additional Information (SAI). This means that they are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through
o an employer-sponsored retirement plan
o a bank
o a broker-dealer
o an insurance company
o another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public
                           Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for
                           location and hours.

On the Internet            o EDGAR database at www.sec.gov
                           o By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C.
                           20549-0102

Investment Company Act File No. 811-4025

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-21730   0010

Your
AMERICAN CENTURY
prospectus

Florida Municipal Money Market Fund
Florida Intermediate-Term Municipal Fund
Arizona Intermediate-Term Municipal Fund

                                                                OCTOBER 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                    Funds Distributor, Inc. and
                                                    American Century Investment
                                                   Services, Inc., Distributors

[american century logo and text logo (reg. sm)]
American
Century

[left margin]
                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the funds performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

Sincerely,

/signature/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]
Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special  information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek high current income and investment returns that are exempt from federal income tax and taxes imposed by Florida or Arizona.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the funds' assets in DEBT SECURITIES issued by cities, counties and other municipalities, and U.S. territories. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds'
primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

Fund                                 Primary Investments              Principal Risks
-------------------------------------------------------------------------------------------
Florida Municipal Money Market       High-quality, very short-term    Florida economic risk
                                     debt securities                  Low credit risk
-------------------------------------------------------------------------------------------
Florida Intermediate-Term Municipal  Quality debt securities that     Florida economic risk
                                     mature in five to 10 years       Credit risk
                                                                      Interest rate risk
-------------------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal  Quality debt securities that     Arizona economic risk
                                     mature in five to 10 years       Credit risk
                                                                      Interest rate risk

As with all funds, your shares may be worth more or less at any given time than the price you paid. As a result, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  a Florida or Arizona resident or taxpayer
*  seeking current tax-free income
*  comfortable with risk based on Florida's or Arizona's economy
*  comfortable with the funds' other investment risks
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

[left margin]
DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

[graphic of pointing finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Florida Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to  lose money by investing in it.

2        American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

FLORIDA MUNICIPAL MONEY MARKET FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[data from bar chart]
1999        2.94%
1998        3.13%
1997        3.39%
1996        3.67%
1995        4.07%

(1)  As of June 30, 2000, Florida Municipal Money Market's year-to-date return was 1.80%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                    Highest                    Lowest
--------------------------------------------------------------------------------
Florida Municipal Money Market      1.06% (2Q 1995)            0.63% (1Q 1999)

Average Annual Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an index of an independently selected universe of funds that feature investment objectives similar to the fund's and is included in the table for performance comparison.

For the calendar year ended December 31, 1999        1 year    5 years    Life of Fund(1)
-----------------------------------------------------------------------------------------
Florida Municipal Money Market                       2.94%     3.44%      3.42%
Lipper Other States Tax-Exempt Money Market Funds    2.77%     3.16%      3.13%(2)

(1)  The inception date for the fund is April 11, 1994.

(2)  Since April 30, 1994, the date closest to the fund's inception for which data are available.

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[graphic of pointing finger]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, including yields, please call us at
1-800-345-2021 or visit American Century's Web site at
www.americancentury.com.

www.americancentury.com                    American Century Investments        3

FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's  historical returns from year to year.

[data from bar chart]
1999       -0.59%
1998        6.49%
1997        8.22%
1996        3.66%
1995       13.49%

(1)  As of June 30, 2000, Florida Intermediate-Term Municipal's year-to-date return was 3.66%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                    Highest                 Lowest
--------------------------------------------------------------------------------
Florida Intermediate-Term Municipal   5.06% (1Q 1995)       -1.63% (2Q 1999)

Average Annual Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999     1 year    5 years    Life of Fund(1)
--------------------------------------------------------------------------------------
Florida Intermediate-Term Municipal               -0.59%    6.15%      5.57%
Lehman 5-Year General Obligation Bond             0.71%     5.80%      5.25%(2)

(1)  The inception date for Florida Intermediate-Term Municipal is
     April 11, 1994.

(2)  Since April 30, 1994, the date closest to the fund's inception for which data are available.

[left margin]
[graphic of pointing finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, including yields, please call us at
1-800-345-2021 or visit American Century's Web site at
www.americancentury.com.

4        American Century Investments                           1-800-345-2021

ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's  historical returns from year to year.

[data from bar chart]
1999           -0.94%
1998            5.90%
1997            6.90%
1996            3.74%
1995           13.15%

(1)  As of June 30, 2000, Arizona Intermediate-Term Municipal's year-to-date return was 3.85%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                    Highest                 Lowest
--------------------------------------------------------------------------------

Arizona Intermediate-Term Municipal   4.60% (1Q 1995)       -1.63% (2Q 1999)

Average Annual Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999     1 year     5 years     Life of Fund(1)
----------------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal               -0.94%     5.65%       5.29%
Lehman 5-Year General Obligation Bond              0.71%     5.80%       5.25%(2)

(1)  The inception date for Arizona Intermediate-Term Municipal is
     April 11, 1994.

(2)  Since April 30, 1994, the date closest to the fund's inception for which data are available.

[left margin]
[graphic of pointing finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, including yields, please call us at
1-800-345-2021 or visit American Century's Web site at www.americancentury.com

www.americancentury.com                     American Century Investments      5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Investor Class shares of other American Century funds
*  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                 Management    Distribution and        Other          Total Annual Fund
                                 Fee(1)        Service (12b-1) Fees    Expenses(2)    Operating Expenses
---------------------------------------------------------------------------------------------------------
Florida Municipal
Money Market                     0.49%         None                    0.01%          0.50%
---------------------------------------------------------------------------------------------------------
Florida Intermediate-Term
Municipal                        0.50%         None                    0.01%          0.51%
---------------------------------------------------------------------------------------------------------
Arizona Intermediate-Term
Municipal                        0.50%         None                    0.01%          0.51%

(1)  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2)  Other expenses include the fees and expenses of the funds' independent trustees, their legal counsel and interest.

EXAMPLES

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                        1 year    3 years     5 years     10 years
----------------------------------------------------------------------------------
Florida Municipal Money Market          $51       $160        $279        $627
----------------------------------------------------------------------------------
Florida Intermediate-Term Municipal     $52       $163        $285        $640
----------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal     $52       $163        $285        $640

[left margin]
[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower

6       American Century Investments                             1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

FLORIDA MUNICIPAL MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Florida Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy cash-equivalent, HIGH-QUALITY DEBT SECURITIES with interest payments exempt from federal income tax and the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax and from the Florida intangible personal property tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Money
Market may have a higher level of risk than funds that invest in a larger universe of securities.

[left margin]
[graphic of pointing finger]
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A HIGH-QUALITY DEBT SECURITY is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional
Information.

www.americancentury.com                   American Century Investments        7

FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Florida Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the
Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy intermediate-term, QUALITY DEBT SECURITIES with interest payments exempt from federal income tax and the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy intermediate-term, quality debt securities with interest payments exempt from federal income tax and which are exempt from the
Florida  intangible personal property tax, but are not necessarily exempt from the federal  alternative minimum tax. Cities, counties and other municipalities in Florida usually  issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers attempt to keep the WEIGHTED AVERAGE MATURITY of the fund between five and 10 years.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. When interest rates rise, the fund's share value will usually decline. The opposite is usually true when interest rates decline. The interest rate risk is higher for Florida Intermediate-Term Municipal  than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Intermediate-Term
Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of Florida
Intermediate-Term Municipal may be worth more or less than the price you paid.
As a result, it is possible to lose money by investing in the fund.

[left margin]
[graphic of pointing finger]
Income from the fund may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A QUALITY DEBT SECURITY is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional
Information.

WEIGHTED AVERAGE MATURITY is a  tool that the fund managers use to approximate a fund's interest rate  sensitivity. For more information, see Weighted Average
Maturity in  this Prospectus.

8       American Century Investments                             1-800-345-2021

ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Arizona Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy intermediate-term, QUALITY DEBT SECURITIES with interest payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy intermediate-term, quality debt securities with interest payments exempt from federal and Arizona income taxes, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers attempt to keep the WEIGHTED AVERAGE MATURITY of the fund between five and 10 years.

Additional information about the fund's investments is available in its annual and  semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. When interest rates rise, the fund's share value will usually decline. The opposite is usually true when interest rates decline. The interest rate risk is higher for Arizona Intermediate-Term Municipal than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Intermediate-Term
Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of Arizona
Intermediate-Term Municipal may be worth more or less than the price you paid.
As a result, it is possible to lose money by investing in the fund.

[left margin]
[graphic of pointing finger]
Income from the funds may be subject to the alternative minimum tax. For more information, see Taxes in this Prospectus.

A QUALITY DEBT SECURITY is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional
Information.

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate a fund's interest rate  sensitivity. For more information, see Weighted Average
Maturity in this Prospectus.

www.americancentury.com                   American Century Investments        9

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                                Amount of         Percent of    Remaining       Weighted
                                Security Owned    Portfolio     Maturity        Maturity
--------------------------------------------------------------------------------------------
Debt Security A                 $100,000          25%            2.74 years       .69 years
--------------------------------------------------------------------------------------------
Debt Security B                 $300,000          75%           27.40 years     20.55 years
--------------------------------------------------------------------------------------------
Weighted Average Maturity                                                       21.23 years

TYPES OF RISK

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]
[graphic of pointing finger]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

WEIGHTED AVERAGE MATURITY is a  tool that the fund managers use to approximate the remaining maturity  of a fund's investment portfolio.

10      American Century Investments                             1-800-345-2021

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price     Price after 1% Increase     Change in Price
------------------------------------------------------------------------------------
1 year                 $100.00           $99.06                      -0.94%
------------------------------------------------------------------------------------
3 years                $100.00           $97.38                      -2.62%
------------------------------------------------------------------------------------
10 years               $100.00           $93.20                      -6.80%
------------------------------------------------------------------------------------
30 years               $100.00           $88.69                     -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

----------------------------------------------------------------
                              Quality
----------------------------------------------------------------
               High Quality
-----------------------------------------------
                                            A-1              A-2               A-3
                                            P-1              P-2               P-3
                                          MIG-1            MIG-2             MIG-3
                                           SP-1             SP-2              SP-3
                                  AAA        AA      A       BBB       BB        B     CCC     CC    C    D
-------------------------------------------------------------------------------------------------------------
Florida Municipal Money Market     X         X
---------------------------------------------------------------  --------------------------------------------
Florida Intermediate-Term
Municipal                          X         X       X        X
---------------------------------------------------------------  --------------------------------------------
Arizona Intermediate-Term
Municipal                          X         X       X        X
---------------------------------------------------------------  --------------------------------------------
                    INVESTMENT GRADE                                       NON-INVESTMENT GRADE
---------------------------------------------------------------  --------------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's)
are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see Explanation of Fixed-Income Securities Ratings in the
Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[left margin]
[graphic of pointing finger]
Credit quality may be lower when the issuer has

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

[graphic of pointing finger]
The Statement of Additional Information provides a detailed description of these securities ratings.

www.americancentury.com                   American Century Investments       11

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                          Interest Rate Risk    Credit Risk    Liquidity Risk
----------------------------------------------------------------------------------------------
Florida Municipal Money Market            Lowest                Lowest         Lowest
----------------------------------------------------------------------------------------------
Florida Intermediate-Term Municipal       Medium                Medium         Medium
----------------------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal       Medium                Medium         Medium

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

12       American Century Investments                             1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage
of Average Net Assets for the Fiscal Year Ended May 31, 2000
------------------------------------------------------------------------------
Florida Municipal Money Market                                          0.49%
------------------------------------------------------------------------------
Florida Intermediate-Term Municipal                                     0.50%
------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal                                     0.50%

www.americancentury.com                   American Century Investments     13

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts  to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers who lead the investment teams are identified below.

BRYAN E. KARCHER

Mr. Karcher, Vice President and Portfolio Manager, has been a member of the team that manages Florida Municipal Money Market since June 1995. He joined American
Century in July 1989 and has been a Portfolio Manager since June 1995. He holds a bachelor's degree in economics from the University of California - Los
Angeles. He is a Chartered Financial Analyst.

KENNETH M. SALINGER

Mr. Salinger, Portfolio Manager, has been a member of the team that manages
Arizona Intermediate-Term Municipal since June 1998 and the team that manages
Florida  Intermediate-Term Municipal since October 1996. He joined American
Century in April 1992. He has a bachelor's degree in quantitative economics from the University of  California - San Diego. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

[left margin]
[graphic of pointing finger]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

14      American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line 1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information  Line if you have authorized us to accept  telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line  if you have authorized us to invest from your  bank account.

SELL SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American  Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax  816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and  check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account  to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or
$250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption  form to sell shares. Call an
Investor Relations Representative to request a form.

www.americancentury.com                   American Century Investments        15

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an  automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of a pointing finger]
               Please remember that if you
               request redemptions by wire,
               $10 will be deducted from the amount
               redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the By mail section and give your bank the following information.

* Our bank information:
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. 2804918
* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)

* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the Open an account section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

16       American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS(1)

                                                            Florida Municipal
To open an account the minimum investments are as follows:  Money Market      Other Funds
-----------------------------------------------------------------------------------------
Individual or Joint                                         $2,500            $5,000
-----------------------------------------------------------------------------------------
UGMA/UTMA                                                   $2,500            $5,000

(1)  The funds in this Prospectus are not available for retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

www.americancentury.com                   American Century Investments       17

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity.
Some policy  differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]
[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

18       American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each  day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund (except Florida Municipal
Money Market) are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. The portfolio securities of Florida Municipal Money Market are valued at amortized cost. This means that the  securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced  at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's shareholders.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Florida Municipal Money Market declares and pays distributions from net income daily. Each of the other funds declares distributions from net income daily and pays these distributions monthly. Each fund (except Florida Municipal Money
Market) generally  pays distributions of capital gains, if any, once a year usually in December. A fund  may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a  distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares,  we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions in additional shares unless you elect to receive them in cash. Please consult our services guide for further information regarding distributions and your distribution options.

[left margin]
The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

www.americancentury.com                   American Century Investments        19

TAXES

Tax-Exempt Income

Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. Distributions from Arizona Intermediate-Term
Municipal also will be exempt from Arizona income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax. Additionally, fund shares of Florida Municipal Money
Market and Florida Intermediate-Term Municipal will generally be exempt from the
Florida intangible personal property tax.

The funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Type of Distribution        Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
-----------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate       Ordinary income rate
-----------------------------------------------------------------------------------------
Long-term capital gains     10%                        20%

The tax status of any distribution of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distribution in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, always consult your tax professional about federal, state and local  tax consequences.

[left margin]
[graphic of pointing finger]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered  by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even  if you did not own the shares when  the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20      American Century Investments                             1-800-345-2021

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. Also, any loss realized upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any distribution  of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends distributions, capital gains distributions and redemptions to the IRS.

www.americancentury.com                   American Century Investments        21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to shareholders
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended May 31, 2000, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the  Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional
Information.

22        American Century Investments                           1-800-345-2021

FLORIDA MUNICIPAL MONEY MARKET FUND
Investor Class

For a Share Outstanding Throughout the Years Ended May 31

Per-Share Data
                                                             2000        1999        1998        1997       1996
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $1.00       $1.00       $1.00       $1.00      $1.00
                                                         ---------    --------   --------    --------    --------
Income From Investment Operations
  Net Investment Income                                      0.03        0.03        0.03        0.03       0.04
                                                         ---------    --------   --------    --------    --------
Distributions
  From Net Investment Income                               (0.03)      (0.03)      (0.03)      (0.03)     (0.04)
                                                         ---------    --------   --------    --------    --------
Net Asset Value, End of Period                              $1.00       $1.00       $1.00       $1.00      $1.00
                                                         ========     ========   ========    ========    ========
  Total Return(1)                                           3.30%       2.92%       3.31%       3.55%      3.86%

Ratios/Supplemental Data
                                                            2000        1999        1998        1997       1996
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.50%       0.50%        0.51%       0.12%       0.01%
Ratio of Operating Expenses to Average Net Assets
   (Before Expense Waiver)                                  0.50%       0.50%        0.53%       0.66%       0.71%
Ratio of Net Investment Income to Average Net Assets        3.26%       2.88%        3.25%       3.48%       3.75%
Ratio of Net Investment Income to Average Net Assets
   (Before Expense Waiver)                                  3.26%       2.88%        3.23%       2.94%       3.05%
Net Assets, End of Period (in thousands)                  $84,902     $87,509     $109,684    $112,129     $99,993

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                     American Century Investments    23

FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND
Investor Class

For a Share Outstanding Throughout the Years Ended May 31

Per-Share Data
                                                                 2000      1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.50    $10.56     $10.34     $10.18     $10.30
                                                             --------   -------    -------   --------   --------
Income From Investment Operations
  Net Investment Income                                          0.45      0.44       0.45       0.46       0.52
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                   (0.41)      0.05       0.38       0.20     (0.08)
                                                             --------   -------    -------   --------   --------
  Total From Investment Operations                               0.04      0.49       0.83       0.66       0.44
                                                             --------   -------    -------   --------   --------
Distributions
  From Net Investment Income                                   (0.45)    (0.44)     (0.45)     (0.46)     (0.52)
  From Net Realized Gains on Investment Transactions              --     (0.11)     (0.16)     (0.04)     (0.04)
  In Excess of Net Realized Gains on Investment Transactions   (0.01)      --         --         --         --
                                                             --------   -------    -------   --------   --------
  Total Distributions                                          (0.46)    (0.55)     (0.61)     (0.50)     (0.56)
                                                             --------   -------    -------   --------   --------
Net Asset Value, End of Period                                 $10.08   $10.50      $10.56     $10.34     $10.18
                                                             ========   =======    =======    =======   ========
  Total Return(1)                                               0.49%     4.71%      8.20%      6.63%      4.34%

Ratios/Supplemental Data
                                                                 2000      1999       1998       1997     1996
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets               0.51%      0.51%      0.54%      0.65%     0.13%
Ratio of Operating Expenses to Average Net Assets
  (Before Expense Waiver)                                       0.51%      0.51%      0.58%      0.86%     0.88%
Ratio of Net Investment Income to Average Net Assets            4.49%      4.13%      4.28%      4.42%     5.05%
Ratio of Net Investment Income to Average Net Assets
  (Before Expense Waiver)                                       4.49%      4.13%      4.24%      4.21%     4.30%
Portfolio Turnover Rate                                          155%       154%       154%        82%       66%
Net Assets, End of Period (in thousands)                     $46,077     $44,379    $29,605   $16,513    $10,319

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

24       American Century Investments                          1-800-345-2021

ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND
Investor Class

For a Share Outstanding Throughout the Years Ended May 31

Per-Share Data
                                                                2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.62    $10.67      $10.44    $10.31      $10.35
                                                             --------  --------    --------   -------    --------
Income From Investment Operations
  Net Investment Income                                          0.48      0.46        0.46       0.45       0.51
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                   (0.47)      0.01        0.28       0.13     (0.03)
                                                             --------  --------    --------   -------    --------
  Total From Investment Operations                               0.01      0.47        0.74       0.58       0.48
                                                             --------  --------    --------   -------    --------
Distributions
  From Net Investment Income                                   (0.48)     (0.46)      (0.46)     (0.45)     (0.51)
  From Net Realized Gains on Investment Transactions              --      (0.06)      (0.05)       --       (0.01)
  In Excess of Net Realized Gains on Investment Transactions   (0.03)       --         --          --         --
                                                             --------  --------    --------   -------    --------
  Total Distributions                                          (0.51)     (0.52)      (0.51)     (0.45)     (0.52)
                                                             --------  --------    --------   -------    --------
Net Asset Value, End of Period                                 $10.12     $10.62      $10.67     $10.44     $10.31
                                                             ========  =========   =========  =========  =========
  Total Return(1)                                               0.20%      4.51%       7.19%      5.77%      4.65%

Ratios/Supplemental Data
                                                                2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets               0.51%      0.51%       0.54%      0.66%     0.14%
Ratio of Operating Expenses to Average Net Assets
  (Before Expense Waiver)                                       0.51%      0.51%       0.60%      0.79%     0.82%
Ratio of Net Investment Income to Average Net Assets            4.71%      4.30%       4.33%      4.35%     4.85%
Ratio of Net Investment Income to Average Net Assets
  (Before Expense Waiver)                                       4.71%      4.30%       4.27%      4.22%     4.17%
Portfolio Turnover Rate                                          117%        70%         39%        81%       36%
Net Assets, End of Period (in thousands)                      $40,594    $45,410     $40,047    $30,555   $25,789

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments       25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-6009
                         (The SEC will charge a fee
                         for copying the documents.)

Investment Company Act File No. 811-4025

                 [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0010
SH-PRS-21247

YOUR
AMERICAN CENTURY
PROSPECTUS

Tax-Free Money Market Fund
Limited-Term Tax-Free Fund
Intermediate-Term Tax-Free Fund
Long-Term Tax-Free Fund
High-Yield Municipal Fund

                                                                OCTOBER 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                      TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                    Funds Distributor, Inc. and
                                                    American Century Investment
                                                   Services, Inc., Distributors

                                [american century logo and text logo (reg. sm)]
                                                                       American
                                                                        Century

                                AMERICAN CENTURY
                                  INVESTMENTS

                                P.O. BOX 419200
                                KANSAS CITY, MO
                                   64141-6200

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more impor- tantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

AN OVERVIEW OF THE FUNDS - Learn about fund goals, strategies and risks, and who may or may not want to invest.

FUND PERFORMANCE HISTORY - See how the funds performed from year  to year.

FEES AND EXPENSES - Find out about fund management fees and other expenses associated with investing.

OBJECTIVES, STRATEGIES AND RISKS - Take a more detailed look at the  principal investment objectives, strategies and risks presented in the OVERVIEW OF THE
FUNDS section.

As you continue to read, the MANAGEMENT section will acquaint you with  the fund management team, and INVESTING WITH AMERICAN CENTURY gives an overview about how to invest and manage your account.

SHARE PRICE AND DISTRIBUTIONS, TAXES, and FINANCIAL HIGHLIGHTS wrap up  the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

Sincerely,

/signature Mark Killen/

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

     Limited-Term Tax-Free Fund
     Intermediate-Term Tax-Free Fund

[left margin]

THROUGHOUT THIS BOOK YOU'LL FIND  DEFINITIONS OF KEY INVESTMENT TERMS AND
PHRASES. WHEN YOU SEE A WORD PRINTED IN BLUE ITALICS, LOOK FOR ITS DEFINITION
IN THE LEFT MARGIN.

[graphic of pointing finger]
THIS SYMBOL HIGHLIGHTS SPECIAL INFORMATION AND HELPFUL TIPS.

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek high current income and investment returns that are exempt from federal income tax.

High-Yield Municipal also seeks capital appreciation as a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the funds' assets in DEBT SECURITIES issued by cities, counties and other municipalities, and U.S. territories. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds'
primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

FUND                        PRIMARY INVESTMENTS                    PRINCIPAL RISKS
----------------------------------------------------------------------------------------------
Tax-Free Money Market       High-quality, very short-term          Low credit risk
                            debt securities
----------------------------------------------------------------------------------------------
Limited-Term Tax-Free       Quality debt securities that mature    Credit risk
                            in five years or less                  Low interest rate risk
----------------------------------------------------------------------------------------------
Intermediate-Term Tax-Free  Quality debt securities that mature    Credit risk
                            in five to 10 years                    Interest rate risk
----------------------------------------------------------------------------------------------
Long-Term Tax-Free          Quality debt securities that mature    Credit risk
                            in 10 years or more                    High interest rate risk
----------------------------------------------------------------------------------------------
High-Yield Municipal        Debt securities that provide           High credit risk
                            high income, including junk            High interest rate risk
                            and private activity bonds

As with all funds, your shares may be worth more or less at any given time than the price you paid. As a result, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current tax-free income

*  seeking diversification by investing in a fixed-income mutual fund

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan

*  investing for long-term growth

*  looking for the added security of FDIC insurance

[left margin]

DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
COMMERCIAL PAPER AND DEBENTURES.

[graphic of pointing finger]
AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER
GOVERNMENT AGENCY. ALTHOUGH THE TAX-FREE MONEY MARKET FUND SEEKS TO PRESERVE
THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY
BY INVESTING IN IT.

2        American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

TAX-FREE MONEY MARKET FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data shown below]

                        1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
Tax-Free
Money Market Fund      2.97%     3.47%    3.43%    2.98%    3.36%    2.31%    1.90%    2.47%    4.21%    5.60%

 (1)  AS OF JUNE 30, 2000, TAX-FREE MONEY MARKET'S YEAR-TO-DATE RETURN WAS 1.80%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    HIGHEST                    LOWEST
--------------------------------------------------------------------------------
Tax-Free Money Market               1.45% (4Q 1990)            0.44% (1Q 1994)

Average Annual Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an index of an independently selected universe of funds that feature an investment objective similar to the fund's and is included in the table for performance comparison.

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 1999       1 YEAR     5 YEARS   10 YEARS   LIFE OF FUND(1)
---------------------------------------------------------------------------------------------------
Tax-Free Money Market                               2.97%      3.24%     3.26%      3.90%

Lipper Tax-Exempt Money Market Funds Average        2.68%      3.03%     2.82%      3.66%(2)

(1)  THE INCEPTION DATE FOR TAX-FREE MONEY MARKET IS JULY 31, 1984.

(2)  SINCE AUGUST 31, 1984, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA ARE AVAILABLE.

[left margin]

[graphic of pointing finger]
THE PERFORMANCE INFORMATION ON THIS PAGE IS DESIGNED TO HELP YOU SEE HOW THE
FUND'S RETURNS CAN VARY. KEEP IN MIND THAT PAST PERFORMANCE DOES NOT PREDICT
HOW THE FUND WILL PERFORM IN THE FUTURE.

[graphic of pointing finger]
FOR CURRENT PERFORMANCE INFORMATION, INCLUDING YIELDS, PLEASE CALL US AT
1-800-345-2021 OR VISIT AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM

        www.americancentury.com                American Century Investments   3

FUND PERFORMANCE HISTORY

LIMITED-TERM TAX-FREE FUND
INTERMEDIATE-TERM TAX-FREE FUND
LONG-TERM TAX-FREE FUND
HIGH-YIELD MUNICIPAL FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of each fund, if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.

                        1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
High-Yield
Municipal Fund        -2.03%      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

Limited-Term
Tax-Free Fund          1.17%     5.13%    5.60%    3.68%    6.75%    2.47%     N/A      N/A      N/A      N/A

Intermediate-Term
Tax-Free Fund         -0.95%     5.81%    7.44%    3.94%    11.93%  -2.06%    9.07%    7.17%    10.05%    6.28%

Long-Term
Tax-Free Fund         -4.99%     5.94%    9.59%    3.08%    18.50%  -5.58%   12.15%    7.61%    12.01%    6.15%

(1) AS OF JUNE 30, 2000,  THE FUNDS'  YEAR-TO-DATE  RETURNS  WERE:  LIMITED-TERM
    TAX-FREE,  2.51%;  INTERMEDIATE-TERM  TAX-FREE,  3.81%;  LONG-TERM TAX-FREE,
    5.07%; AND HIGH-YIELD MUNICIPAL, 2.45%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                 HIGHEST                    LOWEST
--------------------------------------------------------------------------------
Limited-Term Tax-Free            2.10% (3Q 1998)            -0.81% (2Q 1999)
--------------------------------------------------------------------------------
Intermediate-Term Tax-Free       4.17% (1Q 1995)            -3.54% (1Q 1994)
--------------------------------------------------------------------------------
Long-Term Tax-Free               6.68% (1Q 1995)            -5.46% (1Q 1994)
--------------------------------------------------------------------------------
High-Yield Municipal             1.28% (1Q 2000)            -1.34% (3Q 1999)

[left margin]

[graphic of pointing finger]
THE PERFORMANCE INFORMATION ON THIS PAGE IS DESIGNED TO HELP YOU SEE HOW THE
FUNDS' RETURNS CAN VARY. KEEP IN MIND THAT PAST PERFORMANCE DOES NOT PREDICT HOW
THE FUNDS WILL PERFORM IN THE FUTURE.

4        American Century Investments                            1-800-345-2021

Average Annual Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 1999    1 YEAR      5 YEARS     10 YEARS     LIFE OF FUND(1)
--------------------------------------------------------------------------------------------------------
Limited-Term Tax-Free                            1.17%       4.45%       N/A          4.11%

Merrill Lynch 0-3 Year Municipal Index           2.51%       4.70%       N/A          4.09%
--------------------------------------------------------------------------------------------------------
Intermediate-Term Tax-Free                      -0.95%       5.55%       5.78%        5.51%

Lehman 5-Year General Obligation Bond            0.71%       5.80%       6.17%        5.90%
--------------------------------------------------------------------------------------------------------
Long-Term Tax-Free                              -4.99%       6.15%       6.20%        6.24%

Lehman Long-Term Municipal Bond                 -6.67%       7.41%       7.18%        7.24%
--------------------------------------------------------------------------------------------------------
High-Yield Municipal                            -2.03%       N/A         N/A          2.51%

Lehman Long-Term Municipal Bond                 -6.67%       N/A         N/A         -0.79%

(1) THE INCEPTION DATES FOR THE FUNDS ARE: LIMITED-TERM TAX-FREE, MARCH 1, 1993;
    INTERMEDIATE-TERM  TAX-FREE  AND  LONG-TERM  TAX-FREE,  MARCH 2,  1987;  AND
    HIGH-YIELD MUNICIPAL, MARCH 31, 1998.

[left margin]

[graphic of pointing finger]
FOR CURRENT PERFORMANCE INFORMATION, INCLUDING YIELDS, PLEASE CALL US AT
1-800-345-2021 OR VISIT AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM

         www.americancentury.com              American Century Investments   5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                            MANAGEMENT    DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                            FEE(1)        SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
------------------------------------------------------------------------------------------------------
Tax-Free Money Market       0.49%         None                   0.01%         0.50%
------------------------------------------------------------------------------------------------------
Limited-Term Tax-Free       0.50%         None                   0.01%         0.51%

Intermediate-Term Tax-Free  0.50%         None                   0.01%         0.51%

Long-Term Tax-Free          0.50%         None                   0.01%         0.51%
------------------------------------------------------------------------------------------------------
High-Yield Municipal        0.51%         None                   0.01%         0.52%(3)

(1) BASED ON EXPENSES  INCURRED  DURING THE FUNDS' MOST RECENT FISCAL YEAR.  THE
    FUNDS HAVE STEPPED FEE  SCHEDULES.  AS A RESULT,  THE FUNDS'  MANAGEMENT FEE
    RATE GENERALLY DECREASES AS FUND ASSETS INCREASE.

(2) OTHER  EXPENSES  INCLUDE  THE FEES AND  EXPENSES  OF THE FUNDS'  INDEPENDENT
    TRUSTEES, THEIR LEGAL COUNSEL AND INTEREST.

(3) THE ADVISOR  WAIVED ALL EXPENSES OF HIGH-YIELD  MUNICIPAL  THROUGH APRIL 30,
    1999. IN MAY 1999,  THE ADVISOR BEGAN ADDING  EXPENSES AT A RATE OF 0.10% OF
    AVERAGE DAILY CLOSING NET ASSETS PER MONTH UNTIL OCTOBER 31, 1999.

EXAMPLES

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                              1 YEAR     3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------
Tax-Free Money Market         $51        $160        $279         $627
---------------------------------------------------------------------------
Limited-Term Tax-Free         $52        $163        $285         $640

Intermediate-Term Tax-Free    $52        $163        $285         $640

Long-Term Tax-Free            $52        $163        $285         $640
---------------------------------------------------------------------------
High-Yield Municipal          $53        $167        $290         $652

[left margin]

[graphic of pointing finger]
USE THIS EXAMPLE TO COMPARE THE COSTS OF INVESTING IN OTHER FUNDS.
OF COURSE, YOUR ACTUAL COSTS MAY BE  HIGHER OR LOWER.

6        American Century Investments                           1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

TAX-FREE MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy cash-equivalent, HIGH-QUALITY DEBT SECURITIES with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for interest-paying securities.
Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

[left margin]

[graphic of pointing finger]
INCOME FROM THE FUND MAY BE SUBJECT  TO THE ALTERNATIVE MINIMUM TAX. FOR  MORE
INFORMATION, SEE Taxes IN  THIS PROSPECTUS.

A HIGH-QUALITY DEBT SECURITY IS ONE THAT HAS BEEN DETERMINED TO BE IN THE TOP
TWO CREDIT QUALITY CATEGORIES. THIS CAN BE ESTABLISHED IN A NUMBER OF WAYS. FOR
EXAMPLE, INDEPENDENT RATING AGENCIES MAY RATE THE SECURITY IN THEIR HIGHER
RATING CATEGORIES. THE FUND'S ADVISOR ALSO CAN ANALYZE AN UNRATED SECURITY TO
DETERMINE IF ITS CREDIT QUALITY IS HIGH ENOUGH FOR INVESTMENT. THE DETAILS OF
THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
ADDITIONAL INFORMATION.

         www.americancentury.com               American Century Investments   7

LIMITED-TERM TAX-FREE FUND
INTERMEDIATE-TERM TAX-FREE FUND
LONG-TERM TAX-FREE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek safety of principal and high current income that is exempt from federal income tax.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers buy QUALITY DEBT SECURITIES with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the funds' total assets may be invested in these securities.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown on the chart below.

                                               WEIGHTED AVERAGE MATURITY RANGE
--------------------------------------------------------------------------------
Limited-Term Tax-Free                          5 years or less
--------------------------------------------------------------------------------
Intermediate-Term Tax-Free                     5-10 years
--------------------------------------------------------------------------------
Long-Term Tax-Free                             10 years or longer

[left margin]

[graphic of pointing finger]
INCOME FROM THE FUNDS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR  MORE
INFORMATION, SEE Taxes IN THIS PROSPECTUS.

A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN DETERMINED TO BE IN THE TOP FOUR
CREDIT QUALITY CATEGORIES. THIS CAN BE ESTABLISHED IN A NUMBER OF WAYS.  FOR
EXAMPLE, INDEPENDENT RATING  AGENCIES MAY RATE THE SECURITY IN THEIR HIGHER
RATING CATEGORIES. THE FUNDS' ADVISOR ALSO CAN ANALYZE AN UNRATED SECURITY TO
DETERMINE IF ITS CREDIT QUALITY IS HIGH ENOUGH FOR INVESTMENT. THE DETAILS OF
THE FUNDS' CREDIT QUALITY  STANDARDS ARE DESCRIBED IN THE  STATEMENT OF
ADDITIONAL INFORMATION.

8        American Century Investments                           1-800-345-2021

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The funds have different WEIGHTED AVERAGE MATURITIES. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.

The funds may invest part of their assets in securities rated in the lowest investment-grade category (for example, BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.

Because these funds invest primarily in municipal securities, they will be sensitive to events that affect municipal markets. The funds may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares may be worth more or less than the price you paid. As a result, it is possible to lose money by investing in the funds.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss.

                                  POTENTIAL INCOME           POTENTIAL LOSS
--------------------------------------------------------------------------------
Limited-Term Tax-Free             Lower                      Lower
--------------------------------------------------------------------------------
Intermediate-Term Tax-Free        Moderate                   Moderate
--------------------------------------------------------------------------------
Long-Term Tax-Free                Higher                     Higher

[left margin]

[graphic of pointing finger]
WEIGHTED AVERAGE MATURITY IS A TOOL THAT THE FUND MANAGERS USE TO APPROXIMATE A
FUND'S INTEREST RATE SENSITIVITY. FOR MORE INFORMATION, SEE Weighted Average
Maturity IN THIS PROSPECTUS.

         www.americancentury.com              American Century Investments   9

HIGH-YIELD MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy long- and intermediate-term debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy long- and intermediate-term debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers buy securities that are rated below investment grade, including  so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

The fund managers also may buy unrated securities if they determine such securities meet the investment objective of the fund.

Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund managers attempt to keep the WEIGHTED AVERAGE MATURITY of the fund at
10 years or longer.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of pointing finger]
INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR MORE
INFORMATION, SEE Taxes IN THIS PROSPECTUS.

WEIGHTED AVERAGE MATURITY IS A TOOL THAT THE FUND MANAGERS USE TO APPROXIMATE A
FUND'S INTEREST RATE  SENSITIVITY. FOR MORE INFORMATION, SEE WEIGHTED AVERAGE
MATURITY IN THIS PROSPECTUS.

10        American Century Investments                          1-800-345-2021

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for
High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

The fund's investments often have high credit risk, which helps it pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer.  Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

The fund may invest part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of High-Yield
Municipal may be worth more or less than the price you paid. As a result, it is possible to lose money by investing in the fund.

         www.americancentury.com             American Century Investments   11

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how fund managers would calculate the WEIGHTED AVERAGE MATURITY for a fund that owned only two debt securities.

                       AMOUNT OF            PERCENT OF       REMAINING         WEIGHTED
                       SECURITY OWNED       PORTFOLIO        MATURITY          MATURITY
-------------------------------------------------------------------------------------------
Debt Security A        $100,000             25%               2.74 years         .69 years
-------------------------------------------------------------------------------------------
Debt Security B        $300,000             75%              27.40 years       20.55 years
-------------------------------------------------------------------------------------------
Weighted Average Maturity                                                      21.23 years

TYPES OF RISK

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]

[graphic of pointing finger]
THE LONGER A FUND'S WEIGHTED AVERAGE MATURITY, THE MORE SENSITIVE IT IS TO
CHANGES IN INTEREST RATES.

WEIGHTED AVERAGE MATURITY IS  A TOOL THAT THE FUND MANAGERS USE TO APPROXIMATE
THE REMAINING MATURITY  OF A FUND'S INVESTMENT PORTFOLIO.

12        American Century Investments                          1-800-345-2021

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
---------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
---------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
---------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
---------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so the managers often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------------------------------------
                              Quality
-------------------------------------------------------------
               High Quality
---------------------------------------------
                                            A-1            A-2             A-3
                                            P-1            P-2             P-3
                                          MIG-1          MIG-2           MIG-3
                                           SP-1           SP-2            SP-3
                                  AAA      AA      A       BBB       BB      B     CCC     CC    C     D
--------------------------------------------------------------------------------------------------------
Tax-Free Money Market              X        X
--------------------------------------------------------------------------------------------------------
Limited-Term Tax-Free              X        X      X      X
--------------------------------------------------------------------------------------------------------
Intermediate-Term Tax-Free         X        X      X      X
--------------------------------------------------------------------------------------------------------
Long-Term Tax-Free                 X        X      X      X
-------------------------------------------------------------     -----------------------------------------
                    INVESTMENT GRADE                                       NON-INVESTMENT GRADE
-------------------------------------------------------------     -----------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's)
are considered investment grade. Although they are considered investment grade, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS in the Statement of
Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[left margin]

[graphic of pointing finger]
CREDIT QUALITY MAY BE LOWER WHEN THE ISSUER HAS

* A HIGH DEBT LEVEL

* A SHORT OPERATING HISTORY

* A SENIOR LEVEL OF DEBT

* A DIFFICULT, COMPETITIVE ENVIRONMENT

* A LESS STABLE CASH FLOW

[graphic of pointing finger]
THE STATEMENT OF ADDITIONAL INFORMATION PROVIDES A DETAILED DESCRIPTION OF THESE
SECURITIES RATINGS.

         www.americancentury.com             American Century Investments   13

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                             INTEREST RATE        CREDIT           LIQUIDITY
                             RISK                 RISK             RISK
-------------------------------------------------------------------------------
Tax-Free Money Market        Lowest               Lowest           Lowest
-------------------------------------------------------------------------------
Limited-Term Tax-Free        Low                  Medium           Medium
Intermediate-Term Tax-Free   Medium               Medium           Medium
Long-Term Tax-Free           Highest              Medium           Medium
-------------------------------------------------------------------------------
High-Yield Municipal         High                 Highest          Highest

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

14        American Century Investments                          1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR AS A PERCENTAGE OF AVERAGE NET
ASSETS FOR THE FISCAL YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------
Tax-Free Money Market                                                  0.49%
--------------------------------------------------------------------------------
Limited-Term Tax-Free                                                  0.50%
Intermediate-Term Tax-Free                                             0.50%
Long-Term Tax-Free                                                     0.50%
--------------------------------------------------------------------------------
High-Yield Municipal                                                   0.51%

         www.americancentury.com             American Century Investments   15

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers who lead the investment teams are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Senior Vice President and Senior Portfolio Manager, supervises the
American Century Municipal Trust team. He has been a member of the team that manages Long-Term Tax-Free since May 1991 and Limited-Term Tax-Free since its inception in March 1993. He joined American Century in May 1991 as a Municipal
Portfolio Manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Research and Portfolio
Manager, has been a member of the High-Yield Municipal team since its inception in March 1998. He joined American Century in June 1987. He has bachelor's degrees in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

BRYAN E. KARCHER

Mr. Karcher, Vice President and Portfolio Manager, has been a member of the team that manages Tax-Free Money Market since June 1995 and Limited-Term Tax-Free since June 1999. He joined American Century in July 1989 and has been a
Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California - Los Angeles. He is a Chartered Financial Analyst

KENNETH M. SALINGER

Mr. Salinger, Portfolio Manager, has been a member of the team that manages
Intermediate-Term Tax-Free since June 1999. He joined American Century in April
1992. He has a bachelor's degree in quantitative economics from the University of California - San Diego. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

[left margin]

[graphic of pointing finger]
CODE OF ETHICS

AMERICAN CENTURY HAS A CODE OF ETHICS DESIGNED TO ENSURE THAT THE INTERESTS OF
FUND SHAREHOLDERS COME BEFORE THE INTERESTS OF THE PEOPLE WHO MANAGE THE FUNDS.
AMONG OTHER PROVISIONS, THE CODE OF ETHICS PROHIBITS PORTFOLIO MANAGERS AND
OTHER INVESTMENT PERSONNEL FROM BUYING SECURITIES IN AN INITIAL PUBLIC OFFERING
OR FROM PROFITING FROM THE PURCHASE AND SALE OF THE SAME SECURITY WITHIN 60
CALENDAR DAYS. IN ADDITION, THE CODE OF ETHICS REQUIRES PORTFOLIO MANAGERS AND
OTHER EMPLOYEES WITH ACCESS TO INFORMATION ABOUT THE PURCHASE OR SALE OF
SECURITIES BY THE FUNDS TO OBTAIN APPROVAL BEFORE EXECUTING PERMITTED PERSONAL
TRADES.

16        American Century Investments                          1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see CONDUCTING BUSINESS IN
WRITING.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES
Call an Investor Relations Representative.

--------------------------------------------------------------------------------
ONLINE
www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT
If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send us your check or money order for at least $50 with an investment slip or
$250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send us written instructions or a redemption form to sell shares. Call an
Investor Relations Representative to request a form.

         www.americancentury.com             American Century Investments   17

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings please call us and we will begin individual delivery within 30 days. If you would like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of revolving arrows]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE
[graphic of pointing finger]
Please remember that if you
request redemptions by wire,  $10 will be deducted from the  amount redeemed. Your bank  also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT
Call us to set up your account or mail a completed application to the address provided in the BY MAIL section and give your bank the following information.

* Our bank information:
  Commerce Bank N.A.
  Routing No. 101000019
  Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+ FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS
Follow the wire instructions provided in the OPEN AN ACCOUNT section.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
IN PERSON
[graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

18        American Century Investments                          1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS(1)

TO OPEN AN ACCOUNT THE MINIMUM
INVESTMENTS ARE AS FOLLOWS:            TAX-FREE MONEY MARKET      OTHER FUNDS
--------------------------------------------------------------------------------
Individual or Joint                    $2,500                     $5,000
--------------------------------------------------------------------------------
UGMA/UTMA                              $2,500                     $5,000

(1)  THE FUNDS IN THIS PROSPECTUS ARE NOT AVAILABLE FOR RETIREMENT ACCOUNTS.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction  must specify the dollar amount or number of shares to be redeemed and the date of  the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

         www.americancentury.com             American Century Investments   19

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]

[graphic of pointing finger]
FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE COMPANIES AND
INVESTMENT ADVISORS.

20        American Century Investments                          1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund (except Tax-Free Money
Market) are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. The portfolio securities of Tax-Free Money Market are valued at amortized cost. This means that the securities are initially valued at their cost when purchased.
After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's shareholders.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Tax-Free Money Market declares and pays distributions from net income daily.
Each of the other funds declares distributions from net income daily and pays these distributions monthly. Each fund (except Tax-Free Money Market) generally pays distributions of capital gains, if any, once a year usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions in additional shares unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

THE NET ASSET VALUE OF A FUND IS THE PRICE OF THE FUND'S SHARES.

CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS STOCK, FROM
THE TIME THE ASSETS ARE PURCHASED. TAX BECOMES DUE ON CAPITAL GAINS ONCE AN
ASSET IS SOLD.

         www.americancentury.com             American Century Investments   21

TAXES

Tax-Exempt Income

Most of the income that the funds receive from municipal securities is exempt from  regular federal income taxes. However, corporate shareholders should be aware that  distributions may be subject to state corporate franchise tax.

The funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  MARKET DISCOUNT PURCHASES. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

TYPE OF DISTRIBUTION        TAX RATE FOR 15% BRACKET   TAX RATE FOR 28% BRACKET
                                                       OR ABOVE
--------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains     10%                        20%

The tax status of any distribution of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distribution in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, always consult your tax professional about federal, state and local  tax consequences.

[left margin]

[graphic of pointing finger]
BUYING A DIVIDEND

PURCHASING FUND SHARES IN A TAXABLE ACCOUNT SHORTLY BEFORE A DISTRIBUTION IS
SOMETIMES KNOWN AS BUYING A DIVIDEND. IN TAXABLE ACCOUNTS, YOU MUST PAY INCOME
TAXES ON THE DISTRIBUTION WHETHER YOU REINVEST THE DISTRIBUTION OR TAKE IT IN
CASH. IN ADDITION, YOU WILL HAVE TO PAY TAXES ON THE DISTRIBUTION WHETHER THE
VALUE OF YOUR INVESTMENT DECREASED, INCREASED OR REMAINED THE SAME AFTER YOU
BOUGHT THE FUND SHARES.

THE RISK IN BUYING A DIVIDEND IS THAT A FUND'S PORTFOLIO MAY BUILD UP TAXABLE
GAINS THROUGHOUT THE PERIOD COVERED BY A DISTRIBUTION, AS SECURITIES ARE SOLD AT
A PROFIT. WE DISTRIBUTE THOSE GAINS TO YOU, AFTER SUBTRACTING ANY LOSSES, EVEN
IF YOU DID NOT OWN THE SHARES WHEN THE GAINS OCCURRED.

IF YOU BUY A DIVIDEND, YOU INCUR THE FULL TAX LIABILITY OF THE DISTRIBUTION
PERIOD, BUT YOU MAY NOT ENJOY THE FULL BENEFIT OF THE GAINS REALIZED IN THE
FUND'S PORTFOLIO.

22        American Century Investments                          1-800-345-2021

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. Also, any loss realized upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any distribution  of tax-exempt income to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends distributions, capital gains distributions and redemptions to the IRS.

         www.americancentury.com             American Century Investments   23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recent fiscal year end. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights for the fiscal years ended May 31, 2000, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional
Information.

24        American Century Investments                          1-800-345-2021

TAX-FREE MONEY MARKET FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31

Per-Share Data

                                                           2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00         $1.00         $1.00         $1.00         $1.00
                                                        --------      --------     --------      ---------     --------
Income From Investment Operations
  Net Investment Income                                    0.03          0.03          0.04          0.03          0.03
                                                        --------      --------     --------      ---------     --------
Distributions
  From Net Investment Income                              (0.03)        (0.03)        (0.04)        (0.03)        (0.03)
                                                        --------      --------     --------      ---------     --------
Net Asset Value, End of Period                            $1.00         $1.00         $1.00         $1.00         $1.00
                                                        ========      ========     ========       ========     ========
  Total Return(1)                                          3.30%         3.10%         3.70%         2.98%         3.19%
Ratios/Supplemental Data

                                                           2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.50%     0.31%(2)      0.04%(2)         0.67%         0.65%
Ratio of Net Investment Income to Average Net Assets        3.23%     3.10%(2)      3.68%(2)         2.93%         3.12%
Net Assets, End of Period (in thousands)                 $233,852     $283,046      $444,277       $85,730       $91,118

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS, IF ANY.

(2)  THE FUND'S ADVISOR VOLUNTARILY WAIVED ITS MANAGEMENT FEE FROM AUGUST 1,
1997 THROUGH JULY 31, 1998. EFFECTIVE AUGUST 1, 1998, THE ADVISOR BEGAN
DECREASING THE WAIVER BY 0.10% OF THE FUND'S NET ASSETS ON A MONTHLY BASIS,
UNTIL THE WAIVER EXPIRED IN DECEMBER 1998. IN ABSENCE OF THE WAIVER, THE RATIO
OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS WOULD HAVE BEEN 0.50% AND 2.91% FOR 1999 AND 0.52% AND 3.10%
FOR 1998, RESPECTIVELY.

         www.americancentury.com             American Century Investments   25

LIMITED-TERM TAX-FREE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

Per-Share Data

                                            2000          1999         1998(1)        1997          1996          1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $10.14        $10.16        $10.11        $10.08       $10.09          $9.95
                                         --------       --------      --------      --------     ---------     --------
Income From Investment Operations
  Net Investment Income                      0.42          0.40          0.24          0.41          0.43          0.44

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions               (0.31)          0.01          0.05          0.10        (0.01)          0.14
                                         --------       --------      --------      --------     ---------     --------
  Total From Investment Operations          0.11          0.41          0.29          0.51          0.42          0.58
                                         --------       --------      --------      --------     ---------     --------
Distributions
  From Net Investment Income               (0.42)        (0.40)        (0.24)        (0.41)        (0.43)        (0.44)

  From Net Realized Gains
  on Investment Transactions                  --         (0.03)           --         (0.07)           --           --

  In Excess of Net Realized Gains
  on Investment Transactions                (0.02)          --            --            --            --           --
                                         --------       --------      --------      --------     ---------     --------
  Total Distributions                       (0.44)        (0.43)        (0.24)        (0.48)        (0.43)        (0.44)
                                         --------       --------      --------      --------     ---------     --------
Net Asset Value, End of Period              $9.81         $10.14       $10.16        $10.11        $10.08        $10.09
                                         ========       ========      ========      ========      ========      ========
  Total Return(2)                            1.14%         4.15%         2.87%         5.22%         4.26%         5.95%

Ratios/Supplemental Data

                                            2000          1999         1998(1)        1997          1996          1995
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                           0.51%         0.51%       0.52%(3)        0.59%      0.38%(4)         --(4)

Ratio of Net Investment Income to
Average Net Assets                           4.16%         3.93%       4.04%(3)        4.05%        4.28%          4.38%

Portfolio Turnover Rate                       129%           41%           28%           74%          68%            78%

Net Assets, End of Period (in thousands)   $32,343       $41,117       $38,410       $36,437      $49,866        $58,837

(1)  THE FUND'S FISCAL YEAR END WAS CHANGED FROM OCTOBER 31 TO MAY 31 DURING
THE PERIOD. PERIODS PRIOR TO 1998 ARE BASED ON A FISCAL
YEAR ENDED OCTOBER 31.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

(3)  ANNUALIZED.

(4)  THE FUND'S ADVISOR HAD VOLUNTARILY WAIVED ITS MANAGEMENT FEE THROUGH
FEBRUARY 29, 1996. IN ABSENCE OF THE WAIVER, THE RATIO OF OPERATING EXPENSES TO
AVERAGE NET ASSETS WOULD HAVE BEEN 0.60%.

26       American Century Investments                           1-800-345-2021

INTERMEDIATE-TERM TAX-FREE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

Per-Share Data

                                             2000          1999         1998(1)        1997          1996          1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $10.39        $10.52        $10.46        $10.35       $10.45         $10.01
                                         --------       --------      --------      --------     ---------     --------
Income From Investment Operations
  Net Investment Income                      0.48          0.48          0.28          0.49          0.48          0.49

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions               (0.44)        (0.05)          0.08          0.21        (0.03)          0.52
                                         --------       --------      --------      --------     ---------     --------

  Total From Investment Operations           0.04          0.43          0.36          0.70          0.45          1.01
                                         --------       --------      --------      --------     ---------     --------

Distributions
  From Net Investment Income               (0.48)        (0.48)        (0.28)        (0.49)        (0.48)        (0.49)

  From Net Realized Gains
  on Investment Transactions                  --         (0.08)        (0.02)        (0.10)        (0.07)        (0.08)

  In Excess of Net Realized Gains
  on Investment Transactions               (0.02)           --            --            --            --            --
                                         --------       --------      --------      --------     ---------     --------
  Total Distributions                      (0.50)        (0.56)        (0.30)        (0.59)        (0.55)        (0.57)
                                         --------       --------      --------      --------     ---------     --------
Net Asset Value, End of Period             $9.93         $10.39        $10.52        $10.46        $10.35        $10.45
                                         ========       ========      ========      ========      ========      ========
  Total Return(2)                           0.44%         4.07%         3.50%         6.88%         4.47%        10.41%
Ratios/Supplemental Data

                                             2000          1999         1998(1)        1997          1996          1995
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                          0.51%         0.51%       0.51%(3)        0.58%         0.60%         0.60%

Ratio of Net Investment Income to
Average Net Assets                          4.75%         4.52%       4.62%(3)        4.71%         4.66%          4.77%

Portfolio Turnover Rate                      107%           32%            17%          35%           39%            32%

Net Assets, End of Period (in thousands) $149,511      $149,678       $137,907     $132,416       $80,568        $80,248

(1)  THE FUND'S FISCAL YEAR END WAS CHANGED FROM OCTOBER 31 TO MAY 31
DURING THE PERIOD. PERIODS PRIOR TO 1998 ARE BASED ON A FISCAL
YEAR ENDED OCTOBER 31.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

(3)  ANNUALIZED.

         www.americancentury.com             American Century Investments   27

LONG-TERM TAX-FREE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

Per-Share Data

                                            2000          1999         1998(1)        1997          1996          1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $10.48        $10.81        $10.75        $10.58       $10.54          $9.75
                                         --------       --------      --------      --------     ---------     --------
Income From Investment Operations
  Net Investment Income                      0.52          0.52          0.31          0.55          0.53          0.53

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions               (0.78)        (0.15)          0.13          0.33          0.04          0.83
                                         --------       --------      --------      --------     ---------     --------
  Total From Investment Operations         (0.26)          0.37          0.44          0.88          0.57          1.36
                                         --------       --------      --------      --------     ---------     --------
Distributions
  From Net Investment Income               (0.52)        (0.52)        (0.31)        (0.55)        (0.53)        (0.53)

  From Net Realized Gains on
  Investment Transactions                     --         (0.16)        (0.07)        (0.16)           --         (0.04)

  In Excess of Net Realized Gains on
  Investment Transactions                     --         (0.02)           --            --            --            --
                                         --------       --------      --------      --------     ---------     --------
  Total Distributions                      (0.52)        (0.70)        (0.38)        (0.71)        (0.53)        (0.57)
                                         --------       --------      --------      --------     ---------     --------
Net Asset Value, End of Period             $9.70         $10.48        $10.81        $10.75        $10.58        $10.54
                                         ========       ========      ========      ========      ========      ========
  Total Return(2)                          (2.38)%        3.44%         4.18%         8.59%         5.60%        14.45%

Ratios/Supplemental Data

                                            2000          1999         1998(1)        1997          1996          1995
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                           0.51%         0.51%      0.51%(3)        0.58%         0.59%         0.59%

Ratio of Net Investment Income to
Average Net Assets                           5.31%         4.86%      4.96%(3)        5.16%         5.06%          5.24%

Portfolio Turnover Rate                        58%           80%           47%          65%           60%            61%

Net Assets, End of Period (in thousands)   $96,294      $117,584      $116,615      $108,868      $60,772        $57,997

(1)  THE FUND'S FISCAL YEAR END WAS CHANGED FROM OCTOBER 31 TO
MAY 31 DURING THE PERIOD. PERIODS PRIOR TO 1998 ARE BASED ON A FISCAL
YEAR ENDED OCTOBER 31.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

(3)  ANNUALIZED.

28       American Century Investments                           1-800-345-2021

HIGH-YIELD MUNICIPAL FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)

Per-Share Data

                                            2000          1999         1998(1)
----------------------------------------------------------------------------------

Net Asset Value, Beginning of Period      $10.12        $10.08          $9.99
                                         --------       --------      --------
Income From Investment Operations
  Net Investment Income                     0.51          0.54           0.09

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions        (0.79)         0.07           0.09
                                         --------       --------      --------
  Total From Investment Operations         (0.28)         0.61           0.18
                                         --------       --------      --------
Distributions
  From Net Investment Income               (0.51)        (0.54)         (0.09)

  From Net Realized Gain on
  Investment Transactions                     --         (0.03)            --

  In Excess of Net Realized Gains
  on Investment Transactions               (0.01)           --             --
                                         --------       --------      --------
  Total Distributions                      (0.52)        (0.57)         (0.09)
                                         --------       --------      --------
Net Asset Value, End of Period             $9.32         $10.12         $10.08
                                         ========       ========      ========
  Total Return(2)                          (2.81)%         6.18%         1.81%

Ratios/Supplemental Data

                                            2000          1999         1998(1)
-----------------------------------------------------------------------------------

Ratio of Operating Expenses to
Average Net Assets(3)                        0.52%          0.01%           --

Ratio of Net Investment Income to
Average Net Assets(3)                        5.31%          5.28%      5.38%(4)

Portfolio Turnover Rate                        60%            92%           44%

Net Assets, End of Period (in thousands)   $28,189        $42,068       $18,788

(1)  MARCH 31, 1998 (INCEPTION) THROUGH MAY 31, 1998.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE
YEAR ARE NOT ANNUALIZED.

(3)  THE FUND'S ADVISOR VOLUNTARILY AGREED TO PAY ALL EXPENSES OF THE
FUND FROM MARCH 31, 1998 (INCEPTION) THROUGH APRIL 30, 1999.
IN MAY 1999, THE ADVISOR BEGAN ADDING EXPENSES AT A RATE OF 0.10% OF
AVERAGE DAILY CLOSING NET ASSETS PER MONTH UNTIL OCTOBER 31, 1999. IN
ABSENCE OF THE WAIVER, THE ANNUALIZED RATIO OF OPERATING EXPENSES TO
AVERAGE NET ASSETS WOULD HAVE BEEN 0.64% FOR ALL THREE PERIODS AND THE
ANNUALIZED RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD
HAVE BEEN 5.19%, 4.66% AND 4.74%, FOR THE YEARS ENDED MAY 31, 2000,
AND MAY 31, 1999, AND THE PERIOD MARCH 31, 1998, THROUGH
MAY 31, 1998, RESPECTIVELY.

(4)  ANNUALIZED.

         www.americancentury.com            American Century Investments   29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and  semiannual reports, and ask questions about the funds  or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including  the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room
                         Washington, D.C. Call 202-942-8090 for location and
                         hours.

ON THE INTERNET          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-6009

Investment Company Act File No. 811-4025

                 [american century logo and text logo (reg. sm)]
                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0010
SH-PRS-21246

AMERICAN CENTURY

statement of
additional information

Florida Municipal Money Market Fund
Florida Intermediate-Term Municipal Fund
Arizona Intermediate-Term Municipal Fund
Tax-Free Money Market Fund
Limited-Term Tax-Free Fund
Intermediate-Term Tax-Free Fund
Long-Term Tax-Free Fund
High-Yield Municipal Fund

                                                                OCTOBER 1, 2000

                                               American Century Municipal Trust

 THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
 PROSPECTUSES, DATED OCTOBER 1, 2000, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
   ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
   PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT
    THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
                                  CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
 DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
                                OR SEMIANNUAL REPORT BY CALLING 1-800-345-2021.

                                                    Funds Distributor, Inc. and
                                                    American Century Investment
                                                   Services, Inc., Distributors

The Funds' History ........................................................    2
Fund Investment Guidelines ................................................    2
     Florida Municipal Money Market Fund and
        Florida Intermediate-Term Municipal Fund ..........................    3
     Arizona Intermediate-Term Municipal Fund .............................    3
     Tax-Free Money Market Fund, Limited-Term
     Tax-Free Fund, Intermediate-Term Tax-Free Fund

www.americancentury.com                   American Century Investments       1

THE FUNDS' HISTORY

American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984.
From then until January 1997, it was known as Benham Municipal Income Trust.
Throughout this Statement of Additional Information we refer to American Century
Municipal Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

Fund                                    Ticker Symbol        Inception Date
--------------------------------------------------------------------------------
Florida Municipal Money Market          BEFXX                04/11/94
Florida Intermediate-Term Municipal     ACBFX                04/11/94
Arizona Intermediate-Term Municipal     BEAMX                04/11/94
Tax-Free Money Market                   BNTXX                07/31/84
Limited-Term Tax-Free                   TWTSX                03/01/93
Intermediate-Term Tax-Free              TWT1X                03/02/87
Long-Term Tax-Free                      TWTLX                03/02/87
High-Yield Municipal                    ABHYX                03/31/98
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund (except High-Yield Municipal, Florida Municipal Money Market, Florida
Intermediate-Term Municipal and Arizona Intermediate-Term Municipal) is a
diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to
75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Tax-Free Money Market and Florida Municipal Money Market each operate pursuant to Rule 2a-7 under the Investment Company Act. That rule permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, each of these funds must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable  year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

2       American Century Investments                             1-800-345-2021

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see Explanation of Fixed-Income
Securities Ratings beginning on page 38.

FLORIDA MUNICIPAL MONEY MARKET FUND
FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND

The Florida Municipal Money Market Fund and Florida Intermediate-Term Municipal
Fund seek to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida Intangibles Tax.

The funds are designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the funds may generate some taxable income. The funds also provide an investment that is intended to be exempt from the Florida Intangibles Tax. Because of this emphasis on tax-exempt income, the funds by themselves do not constitute a balanced investment plan.

Each fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, each fund will invest at least 80%
of its net assets in obligations with interest exempt from federal and Florida state income tax. The funds are not limited, however, in their investments in securities that are subject to the Federal Alternative Minimum Tax (AMT).

In addition, each fund will invest at least 65% of its net assets in Florida municipal obligations (obligations issued by or on behalf of Florida, its political subdivisions, agencies and instrumentalities). The funds sometime invest in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands)
that are exempt from federal and Florida state income taxes. The remaining 35%
of each fund's net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

Each fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax purposes of the 80% policy noted above.

A fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida Intangibles Tax. As a result, a fund could incur additional costs or taxable income or gains.

ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND

Arizona Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Arizona Intermediate-Term Municipal is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although the fund may generate some taxable income. Because of this emphasis on tax-exempt income, the fund does not constitute a balanced investment.

www.americancentury.com                   American Century Investments         3

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, the fund will invest at least 80%
of its net assets in obligations with interest exempt from federal or Arizona state income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

In addition, Arizona Intermediate-Term Municipal will invest at least 65% of its net assets in Arizona municipal obligations (obligations issued by or on behalf of Arizona or its political subdivisions, agencies and instrumentalities). The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin
Islands) that are exempt from federal and Arizona state income taxes. The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

TAX-FREE MONEY MARKET FUND
LIMITED-TERM TAX-FREE FUND
INTERMEDIATE-TERM
TAX-FREE FUND
LONG-TERM TAX-FREE FUND

Tax-Free Money Market Fund, Limited-Term Tax-Free Fund, Intermediate-Term
Tax-Free Fund and Long-Term Tax-Free Fund seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in
U.S. government securities, the interest income on which is subject to federal income tax. The municipal obligations in which the funds may invest include securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT.

HIGH-YIELD MUNICIPAL FUND

High-Yield Municipal Fund seeks to provide high current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S.
territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the
AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

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The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S.
government securities, the interest income on which is subject to federal income tax.

CREDIT QUALITY AND MATURITY GUIDELINES

The Money Market Funds

Tax-Free Money Market Fund and Florida Municipal Money Market Fund seek to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the funds are neither insured nor guaranteed by the U.S.
government.

The money market funds may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market funds, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.
In particular, each fund:

*  buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

*  maintains a dollar-weighted average portfolio maturity of 90 days or less;

*  restricts its investments to high-quality obligations determined by the advisor pursuant to guidelines established by the Board of Trustees to present minimal credit risks.

To be considered high-quality, an obligation must be:

*  a U.S. government obligation; or

*  rated (or of an issuer rated with respect to a class of short-term obligations), within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating agencies
   (or one if only one has rated the obligation); or

*  an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.

The fund managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities rated, when acquired, within the highest category designated by a rating agency.

The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.

Non-Money Market Funds (except High-Yield Municipal)

Limited-Term Tax-Free, Intermediate-Term Tax-Free, Long-Term Tax-Free, Arizona
Intermediate-Term Municipal and Florida Intermediate-Term Municipal have identical policies governing the quality of securities in which they may invest.
The funds differ in their maturity criteria as stated in the Prospectus.

In terms of credit quality, each of these funds restricts its investments to

*  municipal bonds rated, when acquired, within the four highest categories designated by a rating agency

*  municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency

*  unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above.

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High-Yield Municipal

Like the other non-money market funds, High-Yield Municipal invests primarily in long- and intermediate-term municipal obligations. Although High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (e.g., bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of High-Yield's portfolio may consist of obligations that, when acquired, were not rated. There is no limit to the percentage of assets that the fund may invest in unrated securities.  The fund also may invest in securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (e.g., a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund.
Investing in high-grade obligations may lower the fund's return.

High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. Under normal circumstances, it is possible that a substantial portion of the fund's total assets will be invested in private activity securities. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See Taxes, page 33.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

Concentration in Types of Municipal Activities

From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting Arizona Municipal Securities

As noted in the Prospectus, the Arizona Intermediate-Term Municipal Fund is
susceptible to events that affect issuers of Arizona municipal obligations.
These include possible adverse affects of Arizona constitutional amendments, legislative measures, voter initiatives and other matters described below.

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The following information about risk factors is provided in view of the fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Located in the country's sunbelt, Arizona's population has been, and is projected to continue to be, one of the fastest growing in the United States.
Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product and job creation.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National
Park; central Arizona, which is rugged, mountainous and heavily forested; and
the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have distinctively influenced development in each region.

The Phoenix metropolitan area is the state's primary economic center as it represents approximately two-thirds of the state's population. The Tucson area, while of secondary importance, also is a major economic area in the state.

The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance and real estate. Arizona's economy has continued to grow in recent years, as it is among the fastest growing economies in the nation.

Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instruments themselves and in related offering materials.

The state and local governmental units are subject to limitations imposed by
Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval. If such a proposal were enacted, there might be an adverse impact on state or local government financing.

Arizona is required by law to maintain a balanced budget. In the past, the state has used a combination of spending reductions and tax increases to avoid potential budgetary shortfalls and may be required to do so again in the future.

On July 8, 1998, the Arizona state legislature passed and its governor signed, legislation that shifts the funding of public education from local governments to the state. This was done in response to a state supreme court decision requiring the state to deliver and implement a more equitable funding of public education. The impact of this on the state's finances in the long term is uncertain.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of the internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years.  According to Forrester Research, eCommerce spending amounted to approximately $7.8 billion in 1998 and is projected to

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reach $184 billion in 2004. The proliferation of eCommerce spending could potentially impact municipal credit quality because eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting Florida Municipal Securities

As noted in the Prospectus, the Florida Municipal Money Market and Florida
Intermediate-Term Municipal funds are susceptible to events that affect issuers of Florida municipal obligations. These include possible adverse affects of
Florida constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the funds'
policies of concentrating their assets in Florida municipal securities. This information is based on independent municipal credit reports relating to securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified this information, it has no reason to believe the information is inaccurate.

Because the funds invest primarily in Florida municipal securities, they will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.

The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and it is now the fourth largest state; this growth is expected to continue, but at reduced rates. The retiree component is expected to continue to be a major factor. As this growth continues, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts. For example, school districts have experienced difficulty in funding school construction as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.

One of the fastest growing states, Florida's economy has centered on the growing trade and services industry, further influenced by tourism and agriculture. The state is outperforming the nation in employment and income growth. Florida ranks twentieth among all states in personal per capita income, with a 1998 per capita income that is about 98% of the U.S figure.

Florida continues to experience steady job growth. Non-farm payroll employment growth of about 4% for 1997 through 1999 exceeds national rates for those years, and approximates the record growth rates of earlier periods in 1993 and 1994.
Preliminary employment figures for 2000 indicate continued growth at higher than national rates. Tourism, one of the main drivers of the state's economy, is predicted to continue to grow in fiscal 2000. The state projects total tourist arrivals for 2000 at about 51 million, a 5% increase over 1999.

Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obliga-

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tion debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The state of Florida is heavily dependent upon sales tax, which makes the state's general fund vulnerable to recession. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past. Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. As a counterbalance to the dependence on the historically volatile sales tax, the state enacted a constitutional amendment establishing a Budget Stabilization Fund and has since made yearly deposits to that Fund. At the end of fiscal 1999, the Fund reached $787 million, meeting the required minimum fund level of 5% of General Fund revenues by 1999. The state plans on an additional deposit of $60 million in 2000, bringing the fiscal 2000 balance to $847 million.

The state also has established a constitutional state revenue limitation to restrain the growth of spending. To date, this cap has not yet posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other revenues that could be raised by the state in any fiscal year.
It allows annual revenue to grow by the average annual growth in personal income over the previous five years. Exempted from the cap are revenues that are directly pledged to bonds, including any new debt issuances. The cap does not appear to have become a major impediment to the state raising sufficient annual revenue to fund state expenditure growth. The legislature may increase the revenue cap by a two-thirds vote of each house.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of the internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years.  According to Forrester Research, eCommerce spending amounted to approximately $7.8 billion in 1998 and is projected to reach $184 billion in 2004. The proliferation of
eCommerce spending could potentially impact municipal credit quality since
eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

About the Risks Affecting Puerto Rico Municipal Securities

From time to time, the funds invest in obligations of the Commonwealth of Puerto
Rico and its public corporations, which are exempt from federal, state and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, telecommunications, education and public construction. As of December 31, 1999, public sector debt issued by the Commonwealth and its public corporations totaled $22.8 billion.

Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico (see discussion below). The number of persons employed in Puerto Rico during fiscal 1999 averaged more than 1.1 million. Unemployment, however, still remains high at 11.9% as of January 2000.

Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The
Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt.

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However, due to the financing of certain key infrastructure projects, between fiscal years 1996 and 1999, debt increased 28.7% while gross product rose 25.9%.

The maximum annual debt service requirement on Commonwealth general obligation debt totaled 9.5% of governmental revenues for fiscal 1999. This is well below the 15% limit imposed by the Constitution of Puerto Rico.

The current ratio of tax-supported debt to aggregate personal income is almost
48%, about twenty times the average level of the fifty states, and more than four times as high as the most heavily indebted of the states. The ratio is affected by the low levels of income in Puerto Rico (per capita income is about one-third the U.S. average) and by the large absolute amount of debt.

Puerto Rico's financial position has been adequate. Strong tax growth was offset by spending increases for health, public education and debt service. After drawing down cash for several years, fiscal year 1998 ended with a sizable surplus resulting in an increase in cash from 2.4% of revenues in fiscal year
1997 to 5.6% of revenues in fiscal year 1998. This was primarily attributable to several non-recurring revenue items. Preliminary fiscal year 1999 results indicate that cash will be drawn down to 3.5% of revenues with an additional drawdown expected in fiscal year 2000.

As a result of 1995 federal legislation, tax credits provided by Section 936 of the Internal Revenue Code are being phased out over a ten-year period ending in tax year 2005. Section 936 has offered an important economic development incentive for Puerto Rico, providing a particular impetus for the manufacturing sector. For U.S. corporations doing business in Puerto Rico, Section 936 generally eliminated the U.S. tax on income related to their island operations.
It granted these corporations tax credits to offset federal tax liability on earnings from Puerto Rico operations (active income) and permitted them to invest such earnings in qualified investments in Puerto Rico (passive income)
with interest earned free from U.S. tax. As a result of the 1996 legislation, the active income credit has been reduced and is no longer available to new or expanded operations in Puerto Rico. It will also be phased out entirely after tax year 2005. The passive income credit has already been eliminated entirely.

To offset the loss of the 936 tax credit, in 1998, the Commonwealth passed the
Tax Incentives Law that provided for various tax reduction/incentives. While this law may promote development, it must be balanced by the costs of the development in terms of lost tax dollars. The danger Puerto Rico faces is being too generous with tax incentives, whereby, government revenues are negatively impacted by development incentives.

Another long-term issue, with broad implications for the Commonwealth, is the question of political status - specifically, the potential for a transition to statehood, as contemplated by proposed federal legislation in 1999 and the subject of a non-binding plebiscite in Puerto Rico in December 1998. The statehood option in the 1998 plebiscite received the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.

A final risk factor with the Commonwealth is the large amount of unfunded pension liabilities. The two main public pension systems are largely underfunded. The combined funded ratio of the two plans is 35% with a total unfunded liability of $7 billion. A measure enacted by the legislature in 1990 is designed to address the solvency of the plans over a 50-year period.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The use of the internet to make retail purchases (eCommerce spending) is projected to increase rapidly over the next few years. According to
Forrester Research, eCommerce spending amounted to approximately $7.8 billion in
1998 and is projected to reach $184 billion in 2004. The proliferation of
eCommerce spending could potentially impact municipal credit quality since
eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

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Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. Tax anticipation notes usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

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Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate. Variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Fixed-rate bonds subject to third-party puts and participation interests in such bonds held by a bank in trust or otherwise have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features. The advisor may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term, tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that the put agreement on a tender option agreement will terminate if the underlying bond is downgraded or defaults. Because of this, the advisor monitors the credit quality of bonds underlying the funds' TOB holdings and intends to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The advisor also takes steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions

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relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements

The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but it will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Municipal Lease Obligations

Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.
Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

www.americancentury.com                   American Century Investments        13

Inverse Floaters

The funds (except the money market funds) may hold inverse floaters. An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

*  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

*  Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a
Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Lower-Quality Bonds

As indicated in the Prospectus, an investment in High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest without limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers.

14        American Century Investments                           1-800-345-2021

Projects financed through the issuance of lower-quality bonds are often highly leveraged. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, or a lack of needed additional financing.

Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds frequently have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer's creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have negative tax implications for shareholders.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market is dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days and other illiquid securities.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the non-money market funds may invest a portion of their assets in money market and other short-term securities.

www.americancentury.com                   American Century Investments       15

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Futures and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indexes such as the Bond
Buyer Index of Municipal Bonds that are consistent with the fund's investment objectives. The fund also may engage in futures and options transactions based on specific securities such as U.S. Treasury bonds or notes.

Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands.
Instead, these contracts settle in cash at the spot market value of the Bond
Buyer Municipal Bond Index.

Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security)
if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

16        American Century Investments                           1-800-345-2021

Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the funds' investment restrictions.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the advisor considers it appropriate or desirable to do
so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do
so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed-strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines,

www.americancentury.com                American Century Investments           17

the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each non-money market fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

18        American Century Investments                           1-800-345-2021

Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                   would be lent to other parties, except (i) through the
                   purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                   This policy shall not prevent the fund from investment in
                   securities or other instruments backed by real estate or
                   securities of companies that deal in real estate or are
                   engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                   issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                   1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                   instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                   contracts or from investing in securities or other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions.
All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c)
utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

www.americancentury.com                   American Century Investments       19

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the Board of Trustees.

Subject                   Policy
--------------------------------------------------------------------------------
Leveraging                A fund may not purchase additional investment
[Tax-Free Money Market,   securities at any time during which outstanding
Limited-Term,             borrowings exceed 5% of the total assets of the fund.
Intermediate-Term
and Long-Term Tax-Free]
--------------------------------------------------------------------------------
Futures and options       The money market funds may not purchase or sell
[money market             futures contracts or call options. This limitation
funds only]               does not apply to options attached to, or acquired
                          or traded together with, their underlying
                          securities, and does not apply to securities that
                          incorporate features similar to options
                          or futures contracts.
--------------------------------------------------------------------------------
Liquidity                 A fund may not purchase any security or enter into a
                          Repurchase agreement if, as a result, more than 15%
                          of its net assets (10% for the money market funds)
                          would be invested in illiquid securities. Illiquid
                          securities include repurchase agreements not entitling
                          the holder to payment of principal and interest within
                          seven days and in securities that are illiquid by
                          vittue of legal or contractual restrictions on resale
                          or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales               A fund may not sell securities short, unless it owns
                          or has the right to obtain securities equivalent in
                          kind and amount to the securities sold short, and
                          provided that transactions in futures contracts and
                          options are not deemed to constitute selling
                          securities short.
--------------------------------------------------------------------------------
Margin                    A fund may not purchase securities on margin, except
                          to obtain such short-term credits as are necessary for
                          the clearance of transactions, and provided that
                          margin payments in connection with futures contracts
                          and options on futures contracts shall not constitute
                          purchasing securities on margin.
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1) interest-bearing bank accounts or Certificates of Deposit;

(2) U.S. government securities and repurchase agreements collateralized by U.S.
    government securities; and

(3) other money market funds.

PORTFOLIO TURNOVER

Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the funds' managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates (except those of the money market funds) are listed in the Financial Highlights table in the Prospectuses. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.

20        American Century Investments                           1-800-345-2021

MANAGEMENT

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so.
Two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk
(*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds; their advisor, American Century Investment Management, Inc. (ACIM); the
funds' agent for transfer and administrative services, American Century Services
Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent, Funds Distributor, Inc.; and the funds' other distribution agent,
American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each trustee (except James E. Stowers III) listed below serves as a trustee or director of six other registered investment companies in the American
Century family of funds, which are also advised by the advisor. James E. Stowers
III serves as a trustee or director of 12 other registered investment companies in the American Century family of funds.

                          Position(s)
Name (Age)                Held With     Principal Occupation(s)
Address                   the Funds     During Past Five Years
-------------------------------------------------------------------------------------------
Albert A. Eisenstat (69)  Trustee       Independent Director, Commercial Metals Co.
1665 Charleston Road                    (1982 to present)
Mountain View, CA 94043                 Independent Director, Sungard Data Systems
                                        (1991 to present)
                                        Independent Director, Business Objects S/A
                                        (software & programming, 1994 to present)
                                        General Partner, Discovery Ventures
                                        (venture capital firm, 1996 to 1998)
-------------------------------------------------------------------------------------------
Ronald J. Gilson (53)    Trustee        Charles J. Meyers Professor of Law and Business,
1665 Charleston Road                    Stanford Law School (1979 to present)
Mountain View, CA 94043                 Mark and Eva Stern Professor of Law and
                                        Business, Columbia University School of Law
                                        (1992 to present)
                                        Counsel, Marron, Reid & Sheehy
                                        (a San Francisco law firm, 1984 to present)
-------------------------------------------------------------------------------------------
William M. Lyons* (44)   Trustee        Chief Executive Officer, ACC
Kansas City, MO 64111                   (September 2000 - present)
                                        President, ACC (June 1997 to present)
                                        Chief Operating Officer, ACC
                                        (June 1995 to present)
                                        General Counsel, ACC, ACSC, ACIM, ACIS and
                                        other ACC subsidiaries (June 1989 to June 1998)
                                        Executive Vice President, ACC
                                        (January 1995 to June 1997)
                                        Also serves as: Executive Vice President
                                        and Chief Operating Officer, ACIM, ACIS, ACSC and
                                        other ACC subsidiaries, and Executive Vice
                                        President of other ACC subsidiaries
-------------------------------------------------------------------------------------------
Myron S. Scholes (58)    Trustee        Partner, Oak Hill Capital Management
1665 Charleston Road                    (1999 to present)
Mountain View, CA 94043                 Principal, Long-Term Capital Management
                                        (investment advisor, 1993 to January 1999)
                                        Frank E. Buck Professor of Finance,
                                        Stanford Graduate School of Business
                                        (1981 to present)
                                        Director, Dimensional Fund Advisors
                                        (investment advisor, 1982 to present)
                                        Director, Smith Breeden Family of Funds
                                        (1992 to present)
-------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments      21

                        Position(s)
Name (Age)              Held with       Principal Occupation(s)
Address                 the Funds       During Past Five Years
------------------------------------------------------------------------------------------------
Kenneth E. Scott (71)   Trustee         Ralph M. Parsons Professor of Law and Business,
1665 Charleston Road                    Stanford Law School (1972 to present)
Mountain View, CA 94043                 Director, RCM Capital Funds, Inc.
                                        (1994 to present)
------------------------------------------------------------------------------------------------
James E. Stowers III* (41) Trustee,     Co-Chairman and Director, ACC
4500 Main Street           Chairman     President, Chief Executive Officer and
Kansas City, MO 64111      of the Board Director, ACIM, ACSC and ACIS
                                        and six other ACC subsidiaries
------------------------------------------------------------------------------------------------
Jeanne D. Wohlers (54)   Trustee        Director, Indus International
1665 Charleston Road                    (software solutions, January 1999 to present)
Mountain View, CA 94043                 Director and Partner, Windy Hill Productions, LP
                                        (educational software, 1994 to 1998)
                                        Director, Quintus Corporation
                                        (automation solutions, 1995 to present)
------------------------------------------------------------------------------------------------

Committees

The Board has four committees to oversee specific functions of the funds'
operations. Information about these committees appears in the table below. The trustee first named acts as chairman of the committee:

Committee        Members              Function of Committee
------------------------------------------------------------------------------------------
Audit            Kenneth E. Scott     The Audit Committee selects and oversees the
                 Albert A. Eisenstat  activities of the Trust's independent auditor.
                 Jeanne D. Wohlers    The committee receives reports from the
                                      advisor's Internal Audit Department, which is
                                      accountable solely to the committee. The
                                      committee also receives reporting about
                                      compliance matters affecting the Trust.
------------------------------------------------------------------------------------------
Nominating       Kenneth E. Scott     The Nominating Committee primarily considers
                 Myron S. Scholes     and recommends individuals for nomination as
                 Albert A. Eisenstat  trustees. The names of potential trustee candidates
                 Ronald J. Gilson     are drawn from a number of sources, including
                 Jeanne D. Wohlers    recommendations from members of the board,
                                      management and shareholders. This committee
                                      also reviews and makes recommendations to the
                                      board with respect to the composition of board
                                      committees and other board-related matters,
                                      including its organization, size, composition,
                                      responsibilities, functions and compensation.
------------------------------------------------------------------------------------------
Portfolio        Myron S. Scholes     The Portfolio Committee reviews quarterly the
                 Ronald J. Gilson     investment activities and strategies used to
                                      manage fund assets. The committee regularly
                                      receives reports from portfolio managers,
                                      credit analysts and other investment personnel
                                      concerning the funds' investments.
------------------------------------------------------------------------------------------
Quality          Ronald J. Gilson     The Quality of Service Committee reviews the
of Service       William Lyons        level and quality of transfer agent and
                 Myron S. Scholes     administrative services provided to the funds
                                      and their shareholders. It receives and reviews
                                      reports comparing those services to fund
                                      competitors' services and seeks to improve
                                      such services where feasible and appropriate.
------------------------------------------------------------------------------------------

22        American Century Investments                           1-800-345-2021

COMPENSATION OF TRUSTEES

The trustees also serve as trustees for six American Century investment companies other than American Century Municipal Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the Trust for the periods indicated and by the seven investment companies served by this board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------
                        Total Compensation   Total Compensation from the
Name of Trustee         from the Funds(1)    American Century Family of Funds(2
--------------------------------------------------------------------------------
Albert A. Eisenstat     $6,489               $77,500
Ronald J. Gilson         6,683                83,500
Myron S. Scholes         6,404                74,750
Kenneth E. Scott         6,672                83,250
Isaac Stein (3)          6,490                77,500
Jeanne D. Wohlers        6,562                79,750
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended May
    31, 2000, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds Deferred
    Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat,
    $6,489; Mr. Gilson, $6,683; Mr. Scholes, $6,404; and Mr. Scott, $3,336.

(2) Includes compensation paid by the seven investment company members of the
    American Century family of funds served by this board.

(3) Mr. Stein retired from the board on September 15, 2000.

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump-sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

www.americancentury.com                   American Century Investments         23

No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 2000.

OFFICERS

Background information about the officers of the funds is provided below. All persons named as officers of the funds also serve in similar capacities for the
12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds
(as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; ACC or ACC's subsidiaries including ACIM, ACSC and ACIS.

Name (Age)                 Positions Held    Principal Occupation(s)
Address                    with the Funds    During Past Five Years
----------------------------------------------------------------------------------------------
William M. Lyons (44)      President         Chief Executive Officer, ACC
4500 Main St.                                (September 2000 - present)
Kansas City, MO 64111                        President, ACC (June 1997 to present)
                                             Chief Operating Officer, ACC
                                             (June 1995 to present)
                                             General Counsel, ACC, ACIM, ACIS,
                                             ACSC and other ACC subsidiaries
                                             (June 1989 to June 1998)
                                             Executive Vice President, ACC,
                                             (January 1995 to June 1997)
                                             Also serves as: Executive Vice President
                                             and Chief Operating Officer,
                                             ACIM, ACIS, ACSC and other ACC
                                             subsidiaries, and Executive Vice
                                             President of other ACC subsidiaries
----------------------------------------------------------------------------------------------
Robert T. Jackson (54)     Executive         Chief Administrative Officer and Chief Financial
4500 Main St.              Vice President    Officer, ACC (August 1997 to present)
Kansas City, MO 64111                        President, ACSC (January 1999 to present)
                                             Executive Vice President, ACC
                                             (May 1995 to present)
                                             Also serves as: Executive Vice
                                             President, ACIM, ACIS and other
                                             ACC subsidiaries, and Treasurer
                                             of ACC and other ACC subsidiaries
----------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)  Senior Vice       Senior Vice President and
4500 Main St.              President,        Assistant Treasurer, ACSC
Kansas City, MO 64111      Treasurer, and
                           Chief Accounting
                           Officer
----------------------------------------------------------------------------------------------
David C. Tucker (42)       Senior            Senior Vice President,
4500 Main St.              Vice              ACIM, ACIS, ACSC and other
Kansas City, MO 64111      President         ACC subsidiaries (June 1998 to present)
                                             General Counsel, ACC, ACIM, ACIS,
                                             ACSC and other ACC subsidiaries
                                             (June 1998 to present)
                                             Consultant to mutual fund industry
                                             (May 1997 to April 1998)
                                             Vice President and General Counsel,
                                             Janus Companies (1990 to 1997)
----------------------------------------------------------------------------------------------

24        American Century Investments                           1-800-345-2021

                             Position(s)
Name (Age)                   Held with   Principal Occupation(s)
Address                      the Funds   During Past Five Years
------------------------------------------------------------------------------------
Charles A. Etherington (42)  Vice        Vice President (October 1996 to present)
4500 Main St.                President   and Associate General Counsel
Kansas City, MO 64111                    (December 1998 to present), ACSC
                                         Counsel to ACSC
                                         (February 1994 to December 1998)
------------------------------------------------------------------------------------
Charles C. S. Park (33)      Vice        Vice President (February 2000 to present)
1665 Charleston Road         President   and Assistant General Counsel
Mountain View, CA 94043                  (January 1998 to present), ACSC
                                         Counsel to ACSC
                                         (October 1995 to January 1998)
------------------------------------------------------------------------------------
David H. Reinmiller (37)     Vice        Vice President (February 2000 to present)
4500 Main Street             President   and Assistant General Counsel
Kansas City, MO 64111                    (August 1996 to present), ACSC
                                          Counsel to ACSC
                                         (January 1994 to August 1996)
------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)       Secretary   Secretary, ACC (February 1998 to present)
4500 Main St.                            Director of Legal Operations, ACSC
Kansas City, MO 64111                    (February 1996 to present)
                                         Board Communications Manager
                                         (April 1994 to January 1996)
------------------------------------------------------------------------------------
Jon Zindel (33)              Tax         Vice President of Taxation, ACSC
4500 Main Street             Officer     (1996 to present)
Kansas City, MO 64111                    Vice President, ACIM, ACIS
                                         and other ACC subsidiaries
                                         (April 1999 to present)
                                         President, American Century
                                         Employee Benefit Services, Inc.
                                         (January 2000 to present)
                                         Treasurer, American Century Ventures, Inc.
                                         (December 1999 to present)
                                         Tax Manager, Price Waterhouse LLP
                                         (1989 to 1996)
------------------------------------------------------------------------------------

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit access persons (personnel who have access to portfolio transaction information) to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from their employer's compliance department before making such investments.

www.americancentury.com                   American Century Investments       25

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of September 1, 2000, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund:

Fund                              Shareholder and Percentage of Shares Outstanding
--------------------------------------------------------------------------------------
Florida Municipal Money Market    Margaret A. Benham
                                  Astatula, FL --11.6%
--------------------------------------------------------------------------------------
Florida Intermediate-Term         American Century Investment Management, Inc.
Municipal                         Kansas City, MO -- 9.4%
                                  Morgan Guaranty Trust of Spec Acct Benefit of Clients
                                  Newark, Delaware -- 27.4%
                                  Charles Schwab & Co. Inc.
                                  San Francisco, CA --22.2%
--------------------------------------------------------------------------------------
Arizona Intermediate-Term         American Century Investment Management, Inc.
Municipal                         Kansas City, MO -- 7.4%
                                  Charles Schwab & Co. Inc.
                                  San Francisco, CA -- 26.0%
--------------------------------------------------------------------------------------
Intermediate-Term Tax-Free        American Century Investment Management, Inc.
                                  Kansas City, MO -- 13.2%
                                  Charles Schwab & Co. Inc.
                                  San Francisco, CA -- 11.2%
--------------------------------------------------------------------------------------
High-Yield Municipal              American Century Investment Management, Inc.
                                  Kansas City, MO - 15.0%
                                  Todd W. Morgan Trustee UA
                                  Scottsdale, AZ - 5.9%
                                  Robert G. Romasco and Audrey W. Romasco Trustees UA
                                  Dallas, TX - 5.6%
--------------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of September 1,
2000, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the
Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

26        American Century Investments                             1-800-345-2021

The schedules by which the unified management fee is determined are shown below.
The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR  TAX-FREE MONEY MARKET AND FLORIDA
MUNICIPAL MONEY MARKET
-----------------------------------------------
Category Assets                       Fee Rate
-----------------------------------------------
First $1 billion                       0.2700%
Next $1 billion                        0.2270%
Next $3 billion                        0.1860%
Next $5 billion                        0.1690%
Next $15 billion                       0.1580%
Next $25 billion                       0.1575%
Thereafter                             0.1570%
-----------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR
LIMITED-TERM TAX-FREE, INTERMEDIATE-TERM TAX-FREE,
LONG-TERM TAX-FREE, ARIZONA INTERMEDIATE-TERM MUNICIPAL,
AND FLORIDA INTERMEDIATE-TERM MUNICIPAL
-----------------------------------------------
Category Assets                       Fee Rate
-----------------------------------------------
First $1 billion                       0.2800%
Next $1 billion                        0.2280%
Next $3 billion                        0.1980%
Next $5 billion                        0.1780%
Next $15 billion                       0.1650%
Next $25 billion                       0.1630%
Thereafter                             0.1625%
-----------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL
-----------------------------------------------
Category Assets                       Fee Rate
-----------------------------------------------
First $1 billion                       0.4100%
Next $1 billion                        0.3580%
Next $3 billion                        0.3280%
Next $5 billion                        0.3080%
Next $15 billion                       0.2950%
Next $25 billion                       0.2930%
Thereafter                             0.2925%
-----------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
-----------------------------------------------
Complex Assets                        Fee Rate
-----------------------------------------------
First $2.5 billion                     0.3100%
Next $7.5 billion                      0.3000%
Next $15 billion                       0.2985%
Next $25 billion                       0.2970%
Next $50 billion                       0.2960%
Next $100 billion                      0.2950%
Next $100 billion                      0.2940%
Next $200 billion                      0.2930%
Next $250 billion                      0.2920%
Next $500 billion                      0.2910%
Thereafter                             0.2900%
-----------------------------------------------

www.americancentury.com                   American Century Investments         27

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually, by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold  by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes that such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.

Unified management fees paid by each fund for the fiscal periods ended May 31,
2000, 1999, and 1998, are indicated in the following tables.

28        American Century Investments                           1-800-345-2021

UNIFIED MANAGEMENT FEES(1)
------------------------------------------------------------------------------------
Fund                                    2000            1999           1998
------------------------------------------------------------------------------------
Florida Municipal Money Market          $428,202        $505,045       $491,139(2)
------------------------------------------------------------------------------------
Florida Intermediate-Term Municipal     $242,677        $177,067       $102,790(2)
------------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal     $208,939        $217,624       $156,790(2)
------------------------------------------------------------------------------------
Tax-Free Money Market                   $1,238,054      $1,222,903     $0(2)
------------------------------------------------------------------------------------
Limited-Term Tax-Free                   $190,118        $203,614       $110,921(3)
------------------------------------------------------------------------------------
Intermediate-Term Tax-Free              $804,338        $734,571       $400,377(3)
------------------------------------------------------------------------------------
Long-Term Tax-Free                      $540,335        $603,742       $330,083(3)
------------------------------------------------------------------------------------
High-Yield Municipal                    $175,438        $3,588         $0(4)
------------------------------------------------------------------------------------

INVESTMENT ADVISORY FEES(5)
--------------------------------------------------------------------------------
Fund                                              1998(6)
--------------------------------------------------------------------------------
Florida Municipal Money Market                    $55,569
--------------------------------------------------------------------------------
Florida Intermediate-Term Municipal               $7,574
--------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal               $1,556
--------------------------------------------------------------------------------
Tax-Free Money Market                             $37,379
--------------------------------------------------------------------------------
Limited-Term Tax-Free                             N/A
--------------------------------------------------------------------------------
Intermediate-Term Tax-Free                        N/A
--------------------------------------------------------------------------------
Long-Term Tax-Free                                N/A
--------------------------------------------------------------------------------
High-Yield Municipal                              N/A
--------------------------------------------------------------------------------

(1)  Net of reimbursements or waivers.

(2)  For the period August 1, 1997, to May 31, 1998. Fees paid during this period were paid under the Management Agreement with American Century
     Investment Management, Inc.

(3)  For the period November 1, 1997, to May 31, 1998. Limited-Term Tax-Free,
     Intermediate-Term Tax-Free and Long-Term Tax-Free's fiscal year was changed from October 31 to May 31 resulting in a seven-month annual reporting period.

(4)  For the period March 31, 1998 (inception) through May 31, 1998.

(5)  Fee amounts are net of amounts reimbursed or recouped under the funds'
     previous investment advisory agreement with Benham Management Corporation.

(6)  For the period June 1, 1997, to July 31, 1997. Fees paid during this period were paid under the Investment Advisory Agreement with Benham Management
     Corporation.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for those services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor,
Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of
FDI are paid by the advisor out of its unified fee.

Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.

www.americancentury.com                   American Century Investments        29

Administrative service and transfer agent fees paid by each fund for the fiscal period ended May 31, 1998, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES
--------------------------------------------------------
Fund                                            1998(1)
--------------------------------------------------------
Florida Municipal Money Market                  $15,789
--------------------------------------------------------
Florida Intermediate-Term Municipal             $3,851
--------------------------------------------------------
Arizona Intermediate-Term Municipal             $4,889
--------------------------------------------------------
Tax-Free Money Market                           $13,717
--------------------------------------------------------
Limited-Term Tax-Free                           N/A
--------------------------------------------------------
Intermediate-Term Tax-Free                      N/A
--------------------------------------------------------
Long-Term Tax-Free                              N/A
--------------------------------------------------------
High-Yield Municipal                            N/A
--------------------------------------------------------

TRANSFER AGENT FEES
--------------------------------------------------------
Fund                                            1998(1)
--------------------------------------------------------
Florida Municipal Money Market                  $6,746
--------------------------------------------------------
Florida Intermediate-Term Municipal             $1,484
--------------------------------------------------------
Arizona Intermediate-Term Municipal             $3,255
--------------------------------------------------------
Tax-Free Money Market                           $9,971
--------------------------------------------------------
Limited-Term Tax-Free                           N/A
--------------------------------------------------------
Intermediate-Term Tax-Free                      N/A
--------------------------------------------------------
Long-Term Tax-Free                              N/A
--------------------------------------------------------
High-Yield Municipal                            N/A
--------------------------------------------------------

(1)  For the period June 1, 1997, to July 31, 1997.

(2)  The inception date for High-Yield Municipal is March 31, 1998.

DISTRIBUTORS

The funds' shares are distributed by FDI and ACIS, both registered broker-dealers. FDI  is a wholly owned indirect subsidiary of Boston
Institutional Group, Inc. FDI's principal business address is 60 State Street,
Suite 1300, Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of
ACC, and is located at 4500 Main Street, Kansas City,  Missouri 64111.

The distributors are the principal underwriters of the funds' shares. The distributors make a continuous, best-efforts underwriting of the funds' shares.
This means that the distributors have no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serve as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

30        American Century Investments                           1-800-345-2021

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City,
Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The fund generally purchases and sells debt securities through principal transactions, meaning the funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases from underwriters or securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
May 31, 1998, 1999 and 2000, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' prospectuses and in Your Guide to American Century Services. The
prospectuses and guide are available to investors without charge and may be obtained by calling us.

www.americancentury.com                   American Century Investments       31

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Money Market Funds

Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds'
yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
As required by the rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

The Board of Trustees monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.

Actions the Board of Trustees may consider under these circumstances include (i)
selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment,
(iv) discounting share purchases and initiating redemptions in kind, or (v)
valuing portfolio securities at market price for purposes of calculating NAV.

Non-Money Market Funds

Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing

32        American Century Investments                           1-800-345-2021

services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the
Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner in which they were realized by the funds.

Certain of the bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

www.americancentury.com                   American Century Investments       33

Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gain dividend is taxable to you as long-term capital gains, regardless of the length of time shares are held. If a capital gain dividend is paid with respect to any shares of a fund sold at a loss after being held for six months or less, the loss will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain.

Alternative Minimum Tax

While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain private activity bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states.

The funds may each invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's adjusted current earnings.

The Trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

HOW FUND PERFORMANCE INFORMATION  IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market funds, seven-day current yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of seven-day effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

            Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

The SEC 30-day yield calculation for non-money market funds is as follows:

                        Yield = (2 [(a - b + 1)(6) - 1])
                                     -----
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

The funds also may quote tax-equivalent yields. Tax-equivalent yields for
Tax-Free Money Market, Limited-Term Tax-Free, Intermediate-Term Tax-Free,
Long-Term Tax-Free and High-Yield Municipal are calculated using the following equation:

34        American Century Investments                            1-800-345-2021

                                  Fund's Tax-Free Yield    =  Your Tax-Equivalent Yield
                               ---------------------------
                                  100% - Federal Tax Rate

Arizona Intermediate-Term Municipal's tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the funds' dividends are tax-exempt in Arizona (which may not always be the case) and that your Arizona taxes are fully deductible for federal income tax purposes, you can calculate your tax equivalent yield for the fund using the equation below.

                          Fund's Double Tax-Free Yield
                  -------------------------------------------
             (100% - Federal Tax Rate)    (100% - Arizona Tax Rate)
                          = Your Tax-Equivalent Yield

Florida Municipal Money Market and Florida Intermediate-Term Municipal's
tax-equivalent yield is based on each fund's tax-free yield, your federal income tax bracket, and the Florida Intangibles Tax applicable to a taxable investment.
The formula is:

                   Fund's Tax-Free Yield    + Florida Intangibles Tax Rate
              -----------------------------
                   100% - Federal Tax Rate
                          = Your Tax-Equivalent Yield

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any), and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

MONEY MARKET FUND TAX-EQUIVALENT YIELDS (seven-day period ended May 31, 2000)
------------------------------------------------------------------------------------------
                            Tax-Equivalent  Tax-Equivalent  Tax-Equivalent  Tax-Equivalent
                   7-Day    Yield           Yield           Yield           Yield
                   Current  28% Tax         31% Tax         36% Tax         39.6% Tax
Fund               Yield    Bracket         Bracket         Bracket         Bracket
------------------------------------------------------------------------------------------
Florida Municipal
Money Market       3.65%     5.07%             5.29%            5.70%           6.04%

Tax-Free
Money Market       3.64%     5.06%             5.28%            5.69%           6.03%
------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                 Tax-Equivalent    Tax-Equivalent   Tax-Equivalent   Tax-Equivalent
                     7-Day       Yield             Yield            Yield            Yield
                     Effective   28% Tax           31% Tax          36% Tax          39.6% Tax
Fund                 Yield       Bracket           Bracket          Bracket          Bracket
---------------------------------------------------------------------------------------------------
Florida Municipal
Money Market         3.72%       5.17%             5.39%            5.81%            6.16%

Tax-Free
Money Market         3.71%       5.15%             5.38%            5.80%            6.14%
---------------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments    35

NON-MONEY MARKET FUND TAX-EQUIVALENT YIELDS (30-day period ended May 31, 2000)
------------------------------------------------------------------------------------------------------
                                   Tax-Equivalent    Tax-Equivalent    Tax-Equivalent  Tax-Equivalent
                                   Yield             Yield             Yield           Yield
                      30-Day       28% Tax           31% Tax           36% Tax         39.6% Tax
Fund                  SEC Yield    Bracket           Bracket           Bracket         Bracket
-----------------------------------------------------------------------------------------------------
Florida
Intermediate-Term
Municipal            4.93%         6.85%             7.14%             7.70%           8.16%
-----------------------------------------------------------------------------------------------------
Arizona
Intermediate-Term
Municipal            4.97%         6.90%(1)          7.20%(1)          7.77%(1)        8.23%(1)
-----------------------------------------------------------------------------------------------------
Limited-Term
Tax-Free             4.69%         6.51%             6.80%             7.33%           7.76%
-----------------------------------------------------------------------------------------------------
Intermediate-Term
Tax-Free             5.03%         6.99%             7.29%             7.86%           8.33%
-----------------------------------------------------------------------------------------------------
Long-Term
Tax-Free             5.46%         7.58%             7.91%             8.53%           9.04%
-----------------------------------------------------------------------------------------------------
High-Yield
Municipal            5.81%         8.07%             8.42%             9.08%           9.62%
-----------------------------------------------------------------------------------------------------

(1)  Tax-equivalent yields based on federal and Arizona income tax rates are:
     31.02% Tax Bracket, 7.20%; 33.90% Tax Bracket, 7.52%; 34.59% Tax Bracket,
     7.60%; and 39.33% Tax Bracket, 8.19%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MAY 31, 2000
-------------------------------------------------------------------------------------------------
Fund                                 1 year   5 years   10 years  Life of Fund  Inception Date
-------------------------------------------------------------------------------------------------
Florida Municipal Money Market        3.30%     3.39%     N/A       3.43%         04/11/94
Florida Intermediate-Term Municipal   0.49%     4.84%     N/A       5.43%         04/11/94
Arizona Intermediate-Term Municipal   0.20%     4.44%     N/A       5.17%         04/11/94
Tax-Free Money Market                 3.30%     3.25%     3.18%     3.89%         07/31/84
Limited-Term Tax-Free                 1.16%     3.97%     N/A       3.98%         03/01/93
Intermediate-Term Tax-Free             .47%     4.48%     5.80%     5.45%         03/02/87
Long-Term Tax-Free                   -2.32%     4.57%     6.36%     6.21%         03/02/87
High-Yield Municipal                 -2.74%     N/A       N/A       2.30%         03/31/98
-------------------------------------------------------------------------------------------------

Performance Comparisons

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.);

36     American Century Investments                              1-800-345-2021

various U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7)
comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

FINANCIAL STATEMENTS

The financial statements of the funds are included in the annual reports to shareholders for the fiscal year ended May 31, 2000. The annual reports are incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

www.americancentury.com                   American Century Investments        37

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

BOND RATINGS
--------------------------------------------------------------------------------
S&P      Moody's    Description
--------------------------------------------------------------------------------
AAA      Aaa        These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to  pay interest and  repay principal.
--------------------------------------------------------------------------------
AA       Aa         Debt rated in this category is considered to have a very
                    strong capacity to pay interest and repay principal and
                    differs from AAA/Aaa issues only in a  small degree.
--------------------------------------------------------------------------------
A        A          Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB      Baa        Debt rated BBB/Baa is regarded as having an adequate
                    capacity to pay interest and repay principal. Whereas it
                    normally exhibits adequate protection parameters, adverse
                    economic conditions or changing circumstances are more
                    likely to lead to a weakened capacity to pay interest and
                    repay principal for debt in this category than in
                    higher-rated categories.
--------------------------------------------------------------------------------
BB       Ba         Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major
                    ongoing uncertainties or exposure to adverse business,
                    financial or economic conditions that could lead to
                    inadequate capacity to meet timely interest and principal
                    payments. The BB/Ba rating  category also is used for debt subordinated to senior debt that is assigned an actual or
                    implied BBB-rating.
--------------------------------------------------------------------------------
B        B          Debt rated B has a greater vulnerability to default but
                    currently has the capacity to meet interest payments and
                    principal repayments. Adverse business, financial or
                    economic conditions will likely impair capacity or
                    willingness to pay interest and repay principal. The B
                    rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC      Caa        Debt rated CCC/Caa has a currently identifiable
                    vulnerability to default and is dependent upon favorable
                    business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity  to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or
                    implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC       Ca         The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C        C          The rating C typically is applied to debt subordinated to
                    senior debt, which is assigned an actual or implied
                    CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but
                    debt service payments are continued.
--------------------------------------------------------------------------------
CI       --         The rating CI is reserved for income bonds on which no
                    interest is being paid.
--------------------------------------------------------------------------------
D        D          Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not
                    made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be
                    used upon the filing of a bankruptcy petition if debt
                    service payments are jeopardized.
--------------------------------------------------------------------------------

38        American Century Investments                             1-800-345-2021

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P       Moody's         Description
--------------------------------------------------------------------------------
A-1       Prime-1 (P-1)   This indicates that the degree of safety regarding
                          timely payment is strong. Standard & Poor's rates
                          those issues determined to possess extremely strong
                          safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2 (P-2)   Capacity for timely payment on commercial paper is
                          satisfactory, but the relative degree of safety is not
                          as high as for issues designated  A-1. Earnings trends
                          and coverage ratios, while sound, will be more subject
                          to variation. Capitalization characteristics, while
                          stillappropriated, may be more affected by external
                          conditions. Ample alternate liquidity  is maintained.
--------------------------------------------------------------------------------
A-3       Prime-3 (P-3)   Satisfactory capacity for timely repayment. Issues
                          that carry this rating are somewhat more vulnerable to
                          the adverse changes in circumstances than obligations
                          carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       Moody's         Description
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                          protection from
                          established cash flows of funds for their servicing or
                          from established and broad-based access to the market
                          for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2   Notes are of high quality with margins of protection
                          ample, although not so large as in the preceding
                          group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3   Notes are of favorable quality with all security
                          elements accounted for, but lacking the undeniable
                          strength of the preceding grades. Market access for
                          refinancing, in particular, is likely to be less well
                          established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk
                          but having protection and not distinctly or
                          predominantly speculative.
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments      39

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this Statement of Additional Information (SAI). This means that they are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person            SEC Public
                     Reference Room
                     Washington, D.C.
                     Call 202-942-8090
                     for location and hours.

On the Internet      * EDGAR database at
                       www.sec.gov
                     * By email request at
                       publicinfo@sec.gov

By mail              SEC Public Reference Section
                     Washington, D.C.
                     20549-0102

Investment Company Act File No. 811-4025

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX  816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS 1-800-345-3533

SH-SAI-21729  0010

AMERICAN CENTURY MUNICIPAL TRUST

PART C   OTHER INFORMATION

Item 23  EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

        (a) Amended  Declaration of Trust dated March 9, 1998,  revised March 1,
            1999 (filed electronically as Exhibit a to Post-Effective  Amendment
            No. 27 to the Registration  Statement on September 2, 1999, File No.
            2-91229).

        (b) Amended   and   Restated   Bylaws   dated   March  9,  1998   (filed
            electronically  as Exhibit 2 to  Post-Effective  Amendment No. 23 to
            the Registration Statement on March 26, 1998, File No. 2-91229).

        (c) Registrant  hereby  incorporates  by reference,  as though set forth fully  herein,  Article III,  Article IV,  Article V, Article VI and
            Article  VIII of  Registrant's  Amended and Restated  Agreement  and
            Declaration   of   Trust,   appearing   as   Exhibit   (a)  to  this
            Post-Effective  Amendment  No. 26 to the  Registration  Statement on
            Form N-1A of the Registrant; and Article II, Article III, Article IV
            and Article V of Registrant's  Amended and Restated Bylaws appearing as Exhibit 2 to Post-Effective  Amendment No. 23 on Form N-1A of the
            Registrant.

        (d) (1) Investor Class Investment  Management Agreement between American
            Century Municipal Trust and American Century Investment  Management,
            Inc.,  dated  August 1, 1997 (filed  electronically  as Exhibit 5 to
            Post-Effective  Amendment  No. 33 to the  Registration  Statement of
            American Century  Government Income Trust on July 31, 1997, File No.
            2-99222).

            (2) Amendment dated March 31, 1998 to the Investor Class  Investment
            Management  Agreement  between American Century  Municipal Trust and
            American Century Investment  Management,  Inc. (filed electronically as Exhibit 5 to Post-Effective  Amendment No. 23 to the Registration
            Statement on March 26, 1998, File No. 2-91229).

            (3)  Amendment  No.  2 dated  July 1,  1998  to the  Investor  Class
            Investment  Management  Agreement between American Century Municipal
            Trust and American  Century  Investment  Management,  Inc. (filed as
            Exhibit d3 of  Post-Effective  Amendment No. 39 to the  Registration
            Statement of American Century  Government  Income Trust, on July 28,
            1999, File No. 2-99222).

        (e) (1) Distribution  Agreement between American Century Municipal Trust
            and  Funds   Distributor,   Inc.,  dated  January  15,  1998  (filed
            electronically  as Exhibit 6 to  Post-Effective  Amendment No. 28 to
            the  Registration  Statement of American  Century Target  Maturities
            Trust on January 30, 1998, File No. 2-94608).

            (2) Amendment No. 1 to the Distribution  Agreement  between American
            Century  Municipal Trust and Funds  Distributor,  Inc. dated June 1,
            1998  (filed   electronically   as  Exhibit  b6b  to  Post-Effective
            Amendment No. 11 to the  Registration  Statement of American Century
            Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

            (3) Amendment No. 2 to the Distribution  Agreement  between American
            Century Municipal Trust and Funds  Distributor,  Inc. dated December
            1, 1998  (filed  electronically  as  Exhibit  b6c to  Post-Effective
            Amendment No. 12 to the  Registration  Statement of American Century
            World Mutual Funds, Inc. on November 13, 1998, File No. 33-39242).

            (4) Amendment No. 3 to the Distribution  Agreement  between American
            Century  Municipal Trust and Funds  Distributor,  Inc. dated January
            29,  1999  (filed  electronically  as Exhibit  e4 to  Post-Effective
            Amendment No. 24 of American  Century Variable  Portfolios,  Inc. on
            January 15, 1999, File No. 33-14567).

            (5) Amendment No. 4 to the Distribution  Agreement  between American
            Century Municipal Trust and Funds  Distributor,  Inc. dated July 30,
            1999 (filed electronically as Exhibit e5 to Post-Effective Amendment
            No. 16 of  American  Century  Capital  Portfolios,  Inc. on July 29,
            1999, File No. 33-64872).

            (6) Amendment No. 5 to the Distribution  Agreement  between American
            Century Municipal Trust and Funds  Distributor,  Inc. dated November
            19,  1999  (filed  electronically  as Exhibit  e6 to  Post-Effective
            Amendment No. 87 to the  Registration  Statement of American Century
            Mutual Funds, Inc. on November 29, 1999, File No. 2-14213).

            (7) Amendment No. 6 to the Distribution  Agreement  between American
            Century  Municipal Trust and Funds  Distributor,  Inc. dated June 1,
            2000 (filed electronically as Exhibit e7 to Post-Effective Amendment
            No. 10 to the  Registration  Statement  of  American  Century  World
            Mutual Funds, Inc. on May 24, 1999, File No. 33-39242).

            (8) Distribution  Agreement between American Century Municipal Trust and American Century Investment Services,  Inc. dated March 13, 2000
            (filed electronically as Exhibit e7 to Post-Effective  Amendment No.
            17 to the  Registration  Statement of American  Century World Mutual
            Funds, Inc. on March 30, 2000, File No. 33-39242).

            (9) Amendment No. 1 to the Distribution  Agreement  between American
            Century  Municipal Trust and American Century  Investment  Services,
            Inc.  dated  June 1, 2000  (filed  electronically  as  Exhibit e9 to
            Post-Effective  Amendment  No. 19 to the  Registration  Statement on
            Form N-1A of American  Century World Mutual  Funds,  Inc. on May 25,
            2000, File No. 33-39242).

        (f) Not applicable.

        (g) (1) Master Agreement by and between Twentieth Century Services, Inc.
            and Commerce Bank, N.A. dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 to the Registration
            Statement of American  Century  Mutual  Funds,  Inc. on February 28,
            1997, File No. 2-14213).

        (2) Global Custody  Agreement  between The Chase  Manhattan Bank and the
            Twentieth  Century  and Benham  Funds,  dated  August 9, 1996 (filed electronically  as Exhibit 8 to  Post-Effective  Amendment No. 31 to
            the  Registration  Statement of American Century  Government  Income
            Trust on February 7, 1997, File No. 2-99222).

        (h) (1) Transfer Agency Agreement  between  American  Century  Municipal
            Trust and American  Century  Services  Corporation,  dated August 1,
            1997 (filed electronically as Exhibit 9 to Post-Effective  Amendment
            No. 33 to the Registration  Statement of American Century Government
            Income Trust on July 31, 1997, File No. 2-99222).

            (2) Amendment dated March 9, 1998 to the Transfer  Agency  Agreement between  American  Century  Municipal  Trust  and  American  Century
            Services   Corporation   (filed   electronically  as  Exhibit  9  to
            Post-Effective  Amendment  No. 23 to the  Registration  Statement on
            March 26, 1998, File No. 2-91229).

            (3) Amendment dated June 29, 1998 to the Transfer  Agency  Agreement between  American  Century  Municipal  Trust  and  American  Century
            Services  Corporation  (filed   electronically  as  Exhibit  b9b  to
            Post-Effective  Amendment  No. 23 to the  Registration  Statement of
            American Century Quantitative Equity Funds, File No. 33-19589).

            (4) Credit  Agreement  between  American Century Funds and The Chase
            Manhattan  Bank,  as  Administrative  Agent dated as of December 18,
            1998 (filed electronically as Exhibit h2 to Post-Effective Amendment
            No. 37 to the Registration  Statement of American Century Government
            Income Trust on May 7, 1999, File No. 2-99222).

        (i) Opinion and Consent of counsel (filed electronically as Exhibit i to
            Post-Effective  Amendment  No. 27 to the  Registration  Statement on
            September 2, 1999, File No. 2-91229).

        (j) (1) Consent of  PricewaterhouseCoopers  LLP, independent accountants is included herein.

            (2) Consent of KPMG Peat Marwick,  LLP,  independent auditors (filed electronically as Exhibit 11 to  Post-Effective  Amendment No. 33 to
            the Registration  Statement on of American Century Government Income
            Trust on July 31, 1997, File No. 2-99222).

            (3) Power of Attorney dated September 16, 2000.

        (k) Not applicable.

        (l) Not applicable.

        (m) Not applicable.

        (n) Not applicable.

        (o) Not applicable.

    (p) (1) American Century Investments Code of Ethics (filed electronically as
        Exhibit  p1 to  Post-Effective  Amendment  No.  16 to  the  Registration
        Statement on Form N-1A of American  Century world Mutual Funds,  Inc. on
        March 10, 2000, file No. 33-39242).

        (2) Funds  Distributor,  Inc.  Code of Ethics (filed  electronically  as
        Exhibit  p2 to  Post-Effective  Amendment  No.  16 to  the  Registration
        Statement on Form N-1A of American  Century World Mutual Funds,  Inc. on
        March 10, 2000, File No. 33-39242).

Item 24. Persons Controlled by or Under Control with Registrant - None.

Item 25. Indemnification.

As stated in Article VII,  Section 3 of the  Declaration of Trust,  incorporated herein by reference to Exhibit a to the  Registration  Statement,  "The Trustees
shall be entitled  and  empowered  to the  fullest  extent  permitted  by law to purchase  insurance  for and to  provide  by  resolution  or in the  Bylaws  for indemnification  out  of  Trust  assets  for  liability  and  for  all  expenses reasonably  incurred  or paid or  expected to be paid by a Trustee or officer in connection  with any  claim,  action,  suit,  or  proceeding  in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the
Trust.  The  provisions,  including any  exceptions and  limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's  Bylaws,  amended on March 9, 1998,  incorporated herein by  reference  to  Exhibit 2 of  Post-Effective  Amendment  No. 23 to the
Registration Statement filed on March 26, 1998 (Accession # 746458-98-000007).

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

American Century Investment Management,  Inc., the investment manager to each of the Registrant's  Funds, is engaged in the business of managing  investments for deferred compensation plans and other institutional investors.

Item 27. Principal Underwriter.

        I.  (a) Funds Distributor,  Inc. ("FDI")  acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds
          American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          CDC MPT+ Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner Global Funds, Inc.
          Dresdner RCM Investment Funds, Inc.
          GMO Trust
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Merrimac Series
          Monetta Fund, Inc.
          Moneetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Nomura Pacific Basin Fund, Inc.
          Orbitex Group of Funds
          The Saratoga Advantage Trust
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          TD Waterhouse Family of Funds, Inc.
          TD Waterhouse Trust

         FDI is  registered  with the  Securities  and Exchange  Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
FDI is located at 60 State Street, Suite 1300, Boston,  Massachusetts 02109. FDI
is an indirect  wholly-owned  subsidiary of Boston  Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

            (b) The following is a list of the executive officers, directors and partners of FDI:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            none

Gary S. MacDonald                    Executive Vice President            none
                                     and Chief Administrative Officer

Charles W. Carr                      Executive Vice President            none

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President,              none
                                     General Counsel, Chief
                                     Compliance Officer,
                                     Secretary and Clerk

Joseph F. Tower, III                 Senior Vice President,              none
                                     Treasurer
                                     Officer

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none

William J. Stetter                   Senior Vice President and           none
                                     Chief Financial Officer

Christopher J. Kelley                Senior Vice President and           none
                                     Deputy General Counsel

John Lehning                         Senior Vice President               none

John Prosperi                        Senior Vice President               none

--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

            (c) Not applicable.

        II. (a)  American  Century  Investment  Services,  Inc.  (ACIS)  acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

         ACIS is registered  with the  Securities  and Exchange  Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

            (b) The following is a list of the  executive  officers and partners of ACIS:

Name and Principal         Positions and Offices   Positions and Offices
Business Address*           with Underwriter         with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.      Chairman and Director                Chairman
                                                            and Director

W. Gordon Snyder           President                                none

James E. Stowers III       Chief Executive Officer                  none
                           and Director

William M. Lyons           Chief Operating Officer, Executive   Director
                           Vice President, Secretary
                           and Director

Robert T. Jackson          Executive Vice President                 none
                           and Chief Financial Officer

Kevin Cuccias              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

            (c) Not applicable.

Item 28. Location of Accounts and Records.

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this 1933 Post-Effective Amendment No. 29 and
1940 Act Amendment No. 30 to its Registration Statement pursuant to Rule 485(b)
promogulated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 29/Amendment No. 30 to its Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri, on the 28th day of
September, 2000.

                          AMERICAN CENTURY MUNICIPAL TRUST (Registrant)

                          By: /*/William M. Lyons
                              William M. Lyons
                              President, Trustee and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 29/Amendment No. 30 has been signed below by the following persons in the capacities and on the dates indicated.
                                                                          Date

*William M. Lyons                    President, Trustee and               September 28, 2000
---------------------------------    Principal Executive Officer
William M. Lyons

*Maryanne Roepke                     Senior Vice President, Treasurer     September 28, 2000
---------------------------------    and Chief Accounting Officer
Maryanne Roepke

*James E. Stowers III                Trustee, Chairman of the Board       September 28, 2000
---------------------------------
James E. Stowers III

*Albert A. Eisenstat                 Trustee                              September 28, 2000
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Trustee                              September 28, 2000
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Trustee                              September 28, 2000
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Trustee                              September 28, 2000
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Trustee                              September 28, 2000
---------------------------------
Jeanne D. Wohlers

/s/Charles C.S. Park
*by Charles C.S.  Park,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).